Schedule of Portfolio Investments
April 30, 2026
Victory Portfolios IV
Victory Pioneer Balanced Fund
1
(Unaudited)
Security Description
Principal Amount
(000)
a
Value
(000)
Asset-Backed Securities (2.8%)
ABS Auto (1.4%):
American Credit Acceptance Receivables Trust .................................
Series 2024-3, Class D, 6.04%, 7/12/30, Callable 10/12/27 @ 100(a) .............. $ 100 $ 102
Series 2025-2, Class D, 5.50%, 8/12/31, Callable 7/12/28 @ 100(a) ............... 170 171
Series 2025-4, Class D, 5.25%, 9/12/31, Callable 6/12/28 @ 100(a) ............... 100 100
Avis Budget Rental Car Funding AESOP LLC ..................................
Series 2024-1A, Class B, 5.85%, 6/20/30, Callable 6/20/29 @ 100(a) .............. 100 102
Series 2024-1A, Class C, 6.48%, 6/20/30, Callable 6/20/29 @ 100(a) .............. 120 123
Drive Auto Receivables Trust, Series 2025-1, Class D, 5.41%, 9/15/32, Callable 10/15/28 @
100 ............................................................. 400 404
Exeter Automobile Receivables Trust .........................................
Series 2023-5A, Class D, 7.13%, 2/15/30, Callable 7/15/28 @ 100 ................ 400 412
Series 2024-3A, Class D, 5.98%, 9/16/30, Callable 12/15/28 @ 100 ............... 230 234
Series 2024-4A, Class D, 5.81%, 12/16/30, Callable 12/15/28 @ 100 .............. 780 795
Series 2024-5A, Class D, 5.06%, 2/18/31, Callable 10/15/28 @ 100 ............... 190 191
Series 2025-3A, Class D, 5.57%, 10/15/31, Callable 5/15/29 @ 100 ............... 390 393
GLS Auto Receivables Issuer Trust ..........................................
Series 2023-4A, Class D, 7.18%, 8/15/29, Callable 6/15/28 @ 100(a) .............. 160 165
Series 2024-2A, Class D, 6.19%, 2/15/30, Callable 8/15/28 @ 100(a) .............. 160 164
Series 2024-3A, Class D, 5.53%, 2/18/31, Callable 11/15/28 @ 100(a) ............. 530 535
Series 2025-2A, Class D, 5.59%, 1/15/31, Callable 5/15/29 @ 100(a) .............. 100 101
GLS Auto Select Receivables Trust, Series 2024-4A, Class D, 5.28%, 10/15/31, Callable
12/15/28 @ 100(a) .................................................. 100 100
Hertz Vehicle Financing III LLC ............................................
Series 2024-1A, Class C, 6.70%, 1/25/29, Callable 1/25/28 @ 100(a) .............. 100 102
Series 2024-2A, Class C, 6.70%, 1/27/31, Callable 1/25/30 @ 100(a) .............. 110 113
Merchants Fleet Funding LLC ..............................................
Series 2024-1A, Class C, 6.18%, 4/20/37, Callable 2/20/27 @ 100(a) .............. 240 242
Series 2024-1A, Class D, 6.85%, 4/20/37, Callable 2/20/27 @ 100(a) .............. 220 222
Series 2025-1A, Class A, 4.49%, 1/20/39 , Callable 5/20/29 @ 100(a) .............. 110 110
Prestige Auto Receivables Trust ............................................
Series 2024-2A, Class D, 5.15%, 7/15/30, Callable 9/15/28 @ 100(a) .............. 140 139
Series 2025-1A, Class D, 6.02%, 7/15/31, Callable 3/15/29 @ 100(a) .............. 120 120
Santander Bank Auto Credit-Linked Notes, Series 2024-A, Class E, 7.76%, 6/15/32, Callable
7/15/28 @ 100(a) ................................................... 134 136
Santander Drive Auto Receivables Trust .......................................
Series 2024-2, Class D, 6.28%, 8/15/31, Callable 1/15/28 @ 100 ................. 160 164
Series 2024-4, Class D, 5.32%, 12/15/31, Callable 2/15/28 @ 100 ................ 390 393
Tricolor Auto Securitization Trust ...........................................
Series 2024-2A, Class C, 0.00%, 4/17/28(a)(b) .............................. 100 61
Series 2024-3A, Class C, 0.00%, 12/15/28 , Callable 10/15/27 @ 100(a)(b) .......... 100 38
Veros Auto Receivables Trust, Series 2026-1, Class A, 4.53%, 8/15/28(a) ............... 77 77
VStrong Auto Receivables Trust, Series 2023-A, Class D, 9.31%, 2/15/30, Callable 7/15/28 @
100(a) ........................................................... 100 108
Westlake Automobile Receivables Trust, Series 2024-2A, Class D, 5.91%, 4/15/30, Callable
1/15/28 @ 100(a) ................................................... 280 285
6,402
ABS Card (0.1%):
Continental Finance Credit Card ABS Master Trust, Series 2024-A, Class A, 5.78%, 12/15/32,
Callable 9/15/27 @ 100(a) ............................................ 100 101
Mission Lane Credit Card Master Trust .......................................
Series 2024-B, Class A, 5.88%, 1/15/30(a) ................................. 230 231
Series 2024-B, Class B, 6.32%, 1/15/30(a) ................................. 150 150
482
ABS Home (0.1%):
GS Mortgage-Backed Securities Trust, Series 2025-CES1, Class A1A, 5.57%, 5/25/55,
Callable 3/25/28 @ 100(a)(c) .......................................... 151 152
Vista Point Securitization Trust, Series 2024-CES1, Class A1, 6.68%, 5/25/54, Callable 5/25/27
@ 100(a)(c) ....................................................... 176 177
329

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Victory Pioneer Balanced Fund

(Unaudited)
Schedule of Portfolio Investments — continued
April 30, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
ABS Other (1.2%):
Accelerated Assets LLC, Series 2021-1H, Class C, 2.35%, 10/20/40, Callable 4/15/28 @
100(a) ........................................................... $ 29 $ 27
ACHM Trust, Series 2024-HE2, Class A, 5.35%, 10/25/39, Callable 2/25/30 @ 100(a) ..... 122 123
Amur Equipment Finance Receivables XI LLC, Series 2022-2A, Class D, 7.25%, 5/21/29,
Callable 8/20/26 @ 100(a) ............................................ 300 302
Amur Equipment Finance Receivables XII LLC, Series 2023-1A, Class C, 6.36%, 12/20/29,
Callable 6/20/27 @ 100(a) ............................................ 100 102
Amur Equipment Finance Receivables XIV LLC, Series 2024-2A, Class D, 5.97%, 10/20/31,
Callable 8/20/28 @ 100(a) ............................................ 230 233
Blackbird Capital II Aircraft Lease Ltd., Series 2021-1A, Class A, 2.44%, 7/15/46, Callable
7/15/28 @ 100(a) ................................................... 152 145
Cascade MH Asset Trust ..................................................
Series 2019-MH1, Class A, 4.00%, 11/25/44, Callable 5/25/26 @ 100(a) (c) ......... 96 92
Series 2021-MH1, Class M1, 2.99%, 2/25/46, Callable 6/25/36 @ 100(a) ........... 150 120
CFMT LLC ...........................................................
Series 2022-HB9, Class M3, 3.25%, 9/25/37, Callable 9/25/27 @ 100(a)(c) ......... 130 125
Series 2024-HB13, Class A, 3.00%, 5/25/34, Callable 12/25/26 @ 100(a)(c) ......... 82 81
Series 2024-HB13, Class M2, 3.00%, 5/25/34, Callable 12/25/26 @ 100(a)(c) ....... 100 97
CoreVest American Finance Trust, Series 2020-3, Class A, 1.36%, 8/15/53, Callable 7/15/30 @
100(a) ........................................................... 5 5
Crockett Partners Equipment Co. IIA LLC, Series 2024-1C, Class A, 6.05%, 1/20/31, Callable
4/20/29 @ 100(a) ................................................... 130 131
DataBank Issuer, Series 2024-1A, Class A2, 5.30%, 1/26/54, Callable 1/25/27 @ 100(a) .... 170 167
Dell Equipment Finance Trust, Series 2024-1, Class D, 6.12%, 9/23/30, Callable 11/22/26 @
100(a) ........................................................... 100 101
FIGRE Trust ..........................................................
Series 2024-HE3, Class A, 5.94%, 7/25/54, Callable 4/25/27 @ 100(a)(c) ........... 298 301
Series 2024-HE6, Class A, 5.72%, 12/25/54, Callable 11/25/27 @ 100(a)(c) ......... 485 488
Series 2025-HE1, Class A, 5.83%, 1/25/55, Callable 2/25/28 @ 100(a)(c) ........... 244 246
Series 2025-HE2, Class A, 5.78%, 3/25/55, Callable 10/25/27 @ 100(a)(c) .......... 113 114
Series 2025-HE5, Class A, 5.29%, 8/25/55, Callable 2/25/28 @ 100(a)(c) ........... 381 380
Series 2025-HE8, Class A, 5.21%, 11/25/55, Callable 3/25/31 @ 100(a)(c) .......... 134 134
Foundation Finance Trust, Series 2021-1A, Class A, 1.27%, 5/15/41, Callable 2/15/28 @
100(a) ........................................................... 17 17
GS Mortgage-Backed Securities Trust ........................................
Series 2025-HE1, Class A1, 5.20% (SOFR30A+155bps), 10/25/55, Callable 7/25/28 @
100(a)(d) ......................................................... 91 91
Series 2025-SL1, Class A1, 5.85%, 11/25/67 , Callable 3/25/28 @ 100(a)(c) ......... 182 183
Home Partners of America Trust ............................................
Series 2019-1, Class D, 3.41%, 9/17/39, Callable 5/17/26 @ 100(a)(e) ............. 114 112
Series 2019-2, Class E, 3.32%, 10/19/39, Callable 5/17/26 @ 100(a)(e) ............ 165 160
HPEFS Equipment Trust, Series 2024-2A, Class D, 5.82%, 4/20/32, Callable 1/20/28 @ 100(a) 100 101
Libra Solutions LLC, Series 2024-1A, Class A, 5.88%, 9/30/38(a) .................... 250 249
Mosaic Solar Loan Trust ...................................................
Series 2019-2A, Class A, 2.88%, 9/20/40, Callable 3/20/31 @ 100(a) .............. 27 24
Series 2020-1A, Class A, 2.10%, 4/20/46(a) ................................ 60 53
Nelnet Student Loan Trust, Series 2021-A, Class B1, 2.85%, 4/20/62, Callable 8/20/31 @
100(a) ........................................................... 150 136
NMEF Funding LLC ....................................................
Series 2022-B, Class C, 8.54%, 6/15/29, Callable 8/15/26 @ 100(a) ............... 100 101
Series 2024-A, Class C, 6.33%, 12/15/31, Callable 1/15/28 @ 100(a) .............. 230 234
Pagaya AI Debt Grantor Trust, Series 2024-10, Class A, 5.18%, 6/15/32, Callable 11/15/26 @
100(a) ........................................................... 36 36
Reach ABS Trust, Series 2026-1A, Class A, 4.32%, 2/15/33, Callable 5/15/30 @ 100(a) .... 89 88
ReadyCap Lending Small Business Loan Trust, Series 2023-3, Class A, 6.82% (PRIME+7bps),
4/25/48, Callable 4/25/27 @ 100(a)(d) .................................... 111 112
Regional Management Issuance Trust, Series 2024-2, Class A, 5.11%, 12/15/33, Callable
12/15/26 @ 100(a) .................................................. 130 130
SCF Equipment Leasing LLC ..............................................
Series 2024-1A, Class D, 6.58%, 6/21/33, Callable 3/20/29 @ 100(a) .............. 100 102
Series 2025-2A, Class D, 5.33%, 6/20/36, Callable 10/20/31 @ 100(a) ............. 100 98

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Victory Pioneer Balanced Fund

(Unaudited)
Schedule of Portfolio Investments — continued
April 30, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
SpringCastle America Funding LLC, Series 2020-AA, Class A, 1.97%, 9/25/37, Callable
5/25/26 @ 100(a) ................................................... $ 31 $ 29
Tricon American Homes Trust, Series 2020-SFR2, Class E1, 2.73%, 11/17/39(a)(e) ........ 120 115
VFI ABS LLC, Series 2023-1A, Class C, 9.26%, 12/24/29, Callable 6/24/26 @ 100(a) ..... 105 106
5,791
Total Asset-Backed Securities (Cost $13,049)
a
a
a
13,004
Collateralized Loan Obligations (0.4%)
Cash Flow CLO (0.4%):
Arbor Realty Collateralized Loan Obligation Ltd., Series 2025-BTR1, Class AS, 6.29%
(TSFR1M+264bps), 1/20/41, Callable 5/20/27 @ 100(a)(d) ..................... 240 241
Arbor Realty Commercial Real Estate Notes Ltd., Series 2022-FL1, Class C, 5.94%
(SOFR30A+230bps), 1/15/37, Callable 5/15/26 @ 100(a)(d) .................... 250 250
Carlyle US CLO Ltd., Series 2019-4A, Class CR, 6.87% (TSFR3M+320bps), 4/15/35, Callable
7/15/26 @ 100(a)(d) ................................................. 250 247
Dwight Issuer LLC, Series 2025-FL1, Class A, 5.32% (TSFR1M+166bps), 6/18/42, Callable
7/18/27 @ 100(a)(d) ................................................. 310 311
FS Rialto Issuer LLC, Series 2025-FL10, Class A, 5.05% (TSFR1M+139bps), 8/19/42,
Callable 8/19/27 @ 100(a)(d)(e) ........................................ 240 240
STWD Ltd., Series 2022-FL3, Class B, 5.59% (SOFR30A+195bps), 11/15/38, Callable 5/15/26
@ 100(a)(d) ....................................................... 325 325
1,614
Total Collateralized Loan Obligations (Cost $1,613)
a
a
a
1,614
Collateralized Mortgage Obligations (2.5%)
Agency CMO Floating (0.0%):(f)
Federal Home Loan Mortgage Corporation REMICs ..............................
Series 2006-104, Class GF, 4.08% (SOFR30A+43bps), 11/25/36(d) ............... 9 9
Series 3868, Class FA, 4.15% (SOFR30A+51bps), 5/15/41(d) ................... 9 9
Federal National Mortgage Association REMICs ................................
Series 2006-23, Class FP, 4.06% (SOFR30A+41bps), 4/25/36(d) ................. 11 11
Series 2007-93, Class FD, 4.31% (SOFR30A+66bps), 9/25/37(d) ................ 5 5
Series 2011-63, Class FG, 4.21% (SOFR30A+56bps), 7/25/41(d) ................. 32 32
66
Agency CMO IO (0.1%):
Federal Home Loan Mortgage Corporation REMICs ..............................
Series 4091, Class SH, 2.80% (SOFR30A+644bps), 8/15/42(d)(e) ................ 76 11
Series 4601, Class NI, 3.50%, 9/15/45(e) .................................. 68 8
Series 4999, Class QI, 4.00%, 5/25/50(e) .................................. 63 13
Series 5067, Class GI, 4.00%, 12/25/50(e) ................................. 81 17
Federal National Mortgage Association REMICs ................................
Series 2019-59, Class AI, 4.00%, 10/25/39(e) ............................... 35 5
Series 2020-83, Class EI, 4.00%, 11/25/50(e) ............................... 53 11
Series 2021-78, Class CI, 4.50%, 11/25/51(e) ............................... 58 13
Government National Mortgage Association ....................................
Series 2019-159, Class CI, 3.50%, 12/20/49(e) .............................. 231 37
Series 2020-34, Class IO, 5.00%, 12/20/39(e) ............................... 287 53
Series 2020-9, Class SA (TSFR1M+324bps), 1/20/50(d)(e)(g) ................... 192 2
Series 2021-140, Class IO, 2.50%, 8/20/51(e) ............................... 269 26
Series 2021-146, Class QI, 3.00%, 8/20/51(e) ............................... 65 11
Series 2021-96, Class BI, 3.50%, 6/20/51(e) ................................ 96 17
Series 2023-168, Class ID, 2.50%, 3/20/51(e) ............................... 173 20
Series 2023-70, Class IO, 4.00%, 6/20/50(e) ................................ 196 40
Series 2024-206, Class IO, 2.50%, 10/20/51(e) .............................. 278 28
Series 2024-24, Class AI, 2.50%, 8/20/51(e) ................................ 224 22
Series 2025-120, Class IC, 4.50%, 1/20/50(e) ............................... 232 52
Series 2025-173, Class AI, 2.50%, 10/20/51(e) .............................. 870 89
475

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Victory Pioneer Balanced Fund

(Unaudited)
Schedule of Portfolio Investments — continued
April 30, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Agency Commercial MBS (0.0%):(f)
Government National Mortgage Association, Series 2017-21, Class IO, 0.59%, 10/16/58,
Callable 6/16/43 @ 100(c)(e) .......................................... $ 710 $ 22
Commercial MBS (0.8%):
Benchmark Mortgage Trust ................................................
Series 2018-B8, Class A4, 3.96%, 1/15/52 , Callable 12/15/28 @ 100 .............. 300 298
Series 2022-B34, Class AM, 3.95%, 4/15/55, Callable 4/15/32 @ 100(c) ........... 200 176
Citigroup Commercial Mortgage Trust, Series 2018-C5, Class A3, 3.96%, 6/10/51, Callable
6/10/28 @ 100 ..................................................... 204 202
COMM Mortgage Trust, Series 2024-WCL1, Class A, 5.50% (TSFR1M+184bps), 6/15/41(a)
(d)(e) ........................................................... 350 350
FREMF Mortgage Trust ..................................................
Series 2017-KW03, Class B, 4.22%, 7/25/27(a)(c) ........................... 100 99
Series 2019-KF64, Class B, 6.07% (SOFR30A+241 bps), 6/25/26, Callable 5/25/26 @
100(a)(d) ......................................................... 110 110
Series 2019-KF66, Class B, 6.17% (SOFR30A+251bps), 7/25/29(a)(d) ............ 106 100
FREMF Trust, Series 2018-KW04, Class B, 4.07%, 9/25/28(a)(c) .................... 250 232
Hilt Commercial Mortgage Trust, Series 2024-ORL, Class A, 5.20% (TSFR1M+154bps),
5/15/37(a)(d)(e) .................................................... 220 220
HTL Commercial Mortgage Trust, Series 2024-T53, Class B, 6.77%, 5/10/39(a)(c)(e) ...... 100 101
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2018-WPT, Class AFX,
4.25%, 7/5/33(a)(e) ................................................. 375 355
JPMDB Commercial Mortgage Securities Trust .................................
Series 2018-C8, Class A4, 4.21%, 6/15/51, Callable 6/15/28 @ 100 ............... 250 248
Series 2018-C8, Class XB, 0.20%, 6/15/51, Callable 3/15/28 @ 100(c)(e) ........... 2,450 7
Key Commercial Mortgage Securities Trust, Series 2019-S2, Class A3, 3.47%, 6/15/52,
Callable 6/15/29 @ 100(a) ............................................ 214 206
Morgan Stanley Capital I Trust, Series 2018-MP, Class A, 4.42%, 7/11/40(a)(c)(e) ......... 300 281
Soho Trust, Series 2021-SOHO, Class A, 2.79%, 8/10/38(a)(c)(e) .................... 125 104
Velocity Commercial Capital Loan Trust ......................................
Series 2024-6, Class A, 5.81%, 12/25/54, Callable 1/25/31 @ 100(a)(c) ............ 131 131
Series 2025-1, Class A, 6.03%, 2/25/55, Callable 2/25/30 @ 100(a)(c) ............. 110 111
VRTX Trust ...........................................................
Series 2025-HQ, Class C, 6.12%, 8/5/42(a)(c)(e) ............................ 140 139
Series 2025-HQ, Class D, 6.82%, 8/5/42(a)(c)(e) ............................ 140 140
Wells Fargo Commercial Mortgage Trust ......................................
Series 2016-LC24, Class XA, 1.68%, 10/15/49, Callable 9/15/26 @ 100(c)(e) ........ 2,548 4
Series 2026-1250B, Class B, 5.14%, 3/10/41(a)(c)(e) ......................... 100 99
3,713
Private CMO Floating (0.5%):
Connecticut Avenue Securities Trust .........................................
Series 2022-R02, Class 2M2, 6.65% (SOFR30A+300bps), 1/25/42 , Callable 1/25/27 @
100(a)(d) ......................................................... 143 144
Series 2024-R03, Class 2M2, 5.60% (SOFR30A+195bps), 3/25/44, Callable 3/25/29 @
100(a)(d) ......................................................... 100 101
Series 2024-R05, Class 2M2, 5.35% (SOFR30A+170bps), 7/25/44, Callable 7/25/29 @
100(a)(d) ......................................................... 87 87
Eagle Re Ltd., Series 2023-1, Class M1B, 7.60% (SOFR30A+395bps), 9/26/33, Callable
9/25/28 @ 100(a)(d) ................................................. 210 215
Federal Home Loan Mortgage Corporation Multifamily Structured Credit Risk Trust .......
Series 2021-MN1, Class M1, 5.65% (SOFR30A+200bps), 1/25/51, Callable 1/25/29 @
100(a)(d) ......................................................... 3 3
Series 2021-MN3, Class M2, 7.65% (SOFR30A+400bps), 11/25/51, Callable 7/25/36 @
100(a)(d) ......................................................... 550 569
Federal Home Loan Mortgage Corporation STACR REMIC Trust ....................
Series 2021-HQA3, Class B1, 7.00% (SOFR30A+335bps), 9/25/41, Callable 9/25/26 @
100(a)(d) ......................................................... 485 488
Series 2021-HQA3, Class M2, 5.75% (SOFR30A+210bps), 9/25/41, Callable 9/25/26 @
100(a)(d) ......................................................... 400 401
Series 2024-DNA3, Class A1, 4.70% (SOFR30A+105bps), 10/25/44, Callable 10/25/29
@ 100(a)(d) ....................................................... 116 116

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Victory Pioneer Balanced Fund

(Unaudited)
Schedule of Portfolio Investments — continued
April 30, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Radnor Re Ltd., Series 2023-1, Class M1A, 6.35% (SOFR30A+270bps), 7/25/33, Callable
7/25/28 @ 100(a)(d) ................................................. $ 15 $ 15
Towd Point Mortgage Trust, Series 2019-HY1, Class B2, 5.92% (TSFR1M+226bps), 10/25/48,
Callable 1/25/30 @ 100(a)(d) .......................................... 140 145
Triangle Re Ltd., Series 2023-1, Class M1A, 7.05% (SOFR30A+340bps), 11/25/33, Callable
7/25/28 @ 100(a)(d) ................................................. 64 64
2,348
Private CMO Other (1.1%):
BINOM Securitization Trust, Series 2022-RPL1, Class M2, 3.00%, 2/25/61 , Callable 5/25/26
@ 100(a)(c) ....................................................... 425 328
Bunker Hill Loan Depositary Trust, Series 2020-1, Class A3, 3.25%, 2/25/55, Callable 5/25/26
@ 100(a)(c) ....................................................... 100 98
CFMT LLC ...........................................................
Series 2024-HB14, Class M1, 3.00%, 6/25/34, Callable 6/25/27 @ 100(a)(c) ........ 100 97
Series 2024-HB14, Class M2, 3.00%, 6/25/34, Callable 6/25/27 @ 100(a)(c) ........ 100 97
Series 2024-HB15, Class M2, 4.00%, 8/25/34(a)(c) .......................... 100 98
Citigroup Mortgage Loan Trust, Series 2018-RP3, Class M3, 3.25%, 3/25/61, Callable 2/25/49
@ 100(a)(c) ....................................................... 500 436
Federal Home Loan Mortgage Corporation Seasoned Credit Risk Transfer Trust, Series 2018-4,
Class M, 4.75%, 3/25/58, Callable 6/25/51 @ 100(a) .......................... 383 377
GS Mortgage-Backed Securities Trust, Series 2022-PJ1, Class A4, 2.50%, 5/28/52, Callable
1/25/37 @ 100(a)(c) ................................................. 251 206
Imperial Fund Mortgage Trust ..............................................
Series 2021-NQM2, Class B1, 3.30%, 9/25/56, Callable 5/25/26 @ 100(a)(c) ........ 100 75
Series 2021-NQM2, Class M1, 2.49%, 9/25/56, Callable 5/25/26 @ 100(a)(c) ........ 100 73
IMS Ecuadorian Mortgage Trust, Series 2021-1, Class GA, 3.40%, 8/18/43(a) ........... 181 174
J.P. Morgan Mortgage Trust ...............................................
Series 2021-INV1, Class B1, 2.95%, 10/25/51, Callable 11/25/40 @ 100(a)(c) ....... 114 96
Series 2022-8, Class B2, 4.68%, 1/25/53, Callable 7/25/44 @ 100(a)(c) ............ 629 575
Series 2022-LTV1, Class M1, 3.51%, 7/25/52, Callable 9/25/44 @ 100(a)(c) ........ 250 174
Mello Mortgage Capital Acceptance, Series 2021-INV2, Class A15, 2.50%, 8/25/51, Callable
9/25/46 @ 100 (a)(c) ................................................. 285 234
MFA Trust, Series 2020-NQM1, Class A3, 3.30%, 8/25/49, Callable 5/25/26 @ 100(a)(c) ... 16 16
Onity Loan Investment Trust, Series 2024-HB2, Class M2, 5.00%, 8/25/37, Callable 8/25/27 @
100(a)(c) ......................................................... 140 138
PRMI Securitization Trust, Series 2021-1, Class B1, 2.48%, 4/25/51, Callable 4/25/44 @
100(a)(c) ......................................................... 519 423
Provident Funding Mortgage Trust, Series 2021-2, Class A9, 2.25%, 4/25/51, Callable 3/25/45
@ 100(a)(c) ....................................................... 233 189
RCKT Mortgage Trust, Series 2021-3, Class A25, 2.50%, 7/25/51, Callable 11/25/43 @ 100(a)
(c) ............................................................. 267 219
RMF Proprietary Issuance Trust, Series 2019-1, Class A, 2.75%, 10/25/63(a)(c) .......... 27 26
UWM Mortgage Trust ...................................................
Series 2021-INV1, Class A5, 2.50%, 8/25/51, Callable 9/25/45 @ 100(a)(c) ......... 400 272
Series 2021-INV2, Class A5, 2.50%, 9/25/51, Callable 12/25/45 @ 100(a)(c) ........ 675 457
Wells Fargo Mortgage Backed Securities Trust, Series 2020-5, Class B2, 2.91%, 9/25/50,
Callable 7/25/45 @ 100(a)(c) .......................................... 336 293
5,171
Total Collateralized Mortgage Obligations (Cost $12,582)
a
a
a
11,795
Shares
Common Stocks (66.7%)
Communication Services (9.2%):
Alphabet, Inc., Class A ................................................... 99,264 38,197
Netflix, Inc.(h) ......................................................... 50,544 4,731
42,928
Consumer Discretionary (7.9%):
Amazon.com, Inc.(h) .................................................... 73,949 19,601
eBay, Inc. ............................................................ 55,577 5,751
The TJX Cos., Inc. ...................................................... 47,736 7,483

Victory Portfolios IV
Victory Pioneer Balanced Fund

(Unaudited)
Schedule of Portfolio Investments — continued
April 30, 2026
Security Description Shares
a
Value
(000)
Ulta Beauty, Inc.(h) ..................................................... 7,858 $ 4,223
37,058
Consumer Staples (2.7%):
BJ's Wholesale Club Holdings, Inc.(h) ........................................ 39,130 3,674
Glanbia PLC .......................................................... 118,659 2,755
Mondelez International, Inc., Class A ......................................... 101,165 6,215
12,644
Energy (2.1%):
Phillips 66 Co. ......................................................... 27,454 4,919
Shell PLC, ADR ....................................................... 56,108 5,087
10,006
Financials (7.1%):
Bank of America Corp. ................................................... 120,565 6,445
Capital One Financial Corp. ............................................... 25,490 4,876
Chubb Ltd. ........................................................... 13,947 4,561
Citizens Financial Group, Inc. .............................................. 73,009 4,749
Huntington Bancshares, Inc. ............................................... 324,866 5,445
State Street Corp. ....................................................... 45,592 6,968
33,044
Health Care (6.8%):
AbbVie, Inc. .......................................................... 30,337 6,411
Bristol-Myers Squibb Co. ................................................. 56,150 3,402
Cardinal Health, Inc. .................................................... 31,839 6,141
Eli Lilly & Co. ......................................................... 7,552 7,058
Intuitive Surgical, Inc.(h) ................................................. 7,911 3,620
Vertex Pharmaceuticals, Inc.(h) ............................................. 11,700 5,001
31,633
Industrials (7.0%):
Deere & Co. .......................................................... 5,322 3,139
Emerson Electric Co. .................................................... 28,204 3,961
Ferguson Enterprises, Inc. ................................................. 19,313 5,170
Johnson Controls International PLC .......................................... 40,393 5,899
Rockwell Automation, Inc. ................................................ 9,081 3,714
United Rentals, Inc. ..................................................... 4,635 4,449
Vertiv Holdings Co., Class A ............................................... 19,758 6,490
32,822
Information Technology (20.3%):
Applied Materials, Inc. ................................................... 19,201 7,575
Cirrus Logic, Inc.(h) ..................................................... 18,515 3,019
Cisco Systems, Inc. ..................................................... 113,484 10,384
Intel Corp.(h) .......................................................... 83,415 7,881
International Business Machines Corp. ........................................ 23,093 5,334
Keysight Technologies, Inc.(h) ............................................. 21,754 7,612
Marvell Technology, Inc. ................................................. 27,621 4,562
Microsoft Corp. ........................................................ 37,509 15,295
Motorola Solutions, Inc. .................................................. 9,219 4,047
NetApp, Inc. .......................................................... 22,129 2,451
NVIDIA Corp. ......................................................... 4,551 908
QUALCOMM, Inc. ..................................................... 21,097 3,788
Ralliant Corp. ......................................................... 139,384 6,334
Samsung Electronics Co. Ltd., Registered Shares, GDR ........................... 2,107 7,889
Texas Instruments, Inc. ................................................... 27,579 7,752
94,831
Materials (1.4%):
CRH PLC ............................................................ 27,414 3,246
Reliance, Inc. .......................................................... 9,273 3,362
6,608
Real Estate (1.4%):
Digital Realty Trust, Inc. .................................................. 18,685 3,755

Victory Portfolios IV
Victory Pioneer Balanced Fund

(Unaudited)
Schedule of Portfolio Investments — continued
April 30, 2026
Security Description Shares
a
Value
(000)
SL Green Realty Corp. ................................................... 62,143 $ 2,635
6,390
Utilities (0.8%):
Eversource Energy ...................................................... 49,840 3,524
Total Common Stocks (Cost $182,376)
a
a
a
311,488
Preferred Stocks (0.1%)
Financials (0.1%):
Bank of America Corp., Series LL, 5.00%(i) .................................... 4,907 101
Capital One Financial Corp., Series L, 4.38%(i) ................................. 1,113 19
JPMorgan Chase & Co., Series MM, 4.20%(i) .................................. 12,431 224
KeyCorp, Series G, 5.63%(i) ............................................... 1,984 42
Morgan Stanley, Series O, 4.25%(i) .......................................... 8,198 143
State Street Corp., Series G, 5.35%(i) ........................................ 1,265 28
U.S. Bancorp, Series L, 3.75%(i) ............................................ 1,204 18
Wells Fargo & Co., Series DD, 4.25%(i) ...................................... 4,991 87
662
Total Preferred Stocks (Cost $669)
a
a
a
662
Principal Amount
(000)
Senior Secured Loans (0.0%)(f)
Financials (0.0%):(f)
Iron Mountain Information Management LLC, Amendment No.1 Incremental Term B Loan,
5.65% (SOFR01M+200bps), 1/31/31(d) ................................... $ 161 161
LC Ahab US Bidco LLC, Second Amendment Incremental Term Loan, First Lien, 6.15%
(SOFR01M+250bps), 5/1/31(d) ......................................... 34 35
196
Total Senior Secured Loans (Cost $195)
a
a
a
196
Corporate Bonds (7.2%)
Communication Services (0.2%):
Alphabet, Inc., 5.30%, 5/15/65, Callable 11/15/64 @ 100 .......................... 115 105
Oak-Eagle Acquireco, Inc., 7.25%, 7/1/33, Callable 7/1/29 @ 103.63(a) ................ 35 36
Omnicom Group, Inc., 5.00%, 6/2/33, Callable 4/2/33 @ 100 ....................... 280 275
T-Mobile USA, Inc., 2.55%, 2/15/31, Callable 11/15/30 @ 100 ...................... 350 318
734
Consumer Discretionary (0.5%):
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 8.38%, 6/15/32, Callable 6/15/28 @
104.19(a) ......................................................... 25 25
Best Buy Co., Inc., 1.95%, 10/1/30, Callable 7/1/30 @ 100 ......................... 565 505
Daimler Truck Finance North America LLC
4.15%, 1/12/29, Callable 12/12/28 @ 100(a) ............................... 150 148
4.65%, 10/12/30, Callable 9/12/30 @ 100(a) ............................... 150 149
Darden Restaurants, Inc., 6.30%, 10/10/33, Callable 7/10/33 @ 100 ................... 289 310
Expedia Group, Inc., 5.50%, 4/15/36, Callable 1/15/36 @ 100 ....................... 310 304
General Motors Financial Co., Inc.
5.75%, 2/8/31, Callable 12/8/30 @ 100 ................................... 90 93
3.10%, 1/12/32, Callable 10/12/31 @ 100 ................................. 165 149
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc., 6.63%, 1/15/32,
Callable 1/15/27 @ 103.31(a) .......................................... 150 152
HOA RoyaltyCo LLC, 0.00%, 11/22/55, Callable 6/4/26 @ 100(a)(b) .................. 195 41
Lowe's Cos., Inc., 3.75%, 4/1/32, Callable 1/1/32 @ 100 ........................... 280 266
Marriott International, Inc., 4.90%, 4/15/29, Callable 3/15/29 @ 100 .................. 405 410
2,552
Consumer Staples (0.3%):
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
5.50%, 3/31/31, Callable 11/15/27 @ 102.75(a) ............................. 65 65
5.75%, 3/31/34, Callable 11/15/28 @ 102.88(a) ............................. 170 165

Victory Portfolios IV
Victory Pioneer Balanced Fund

(Unaudited)
Schedule of Portfolio Investments — continued
April 30, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Dollar Tree, Inc., 2.65%, 12/1/31 , Callable 9/1/31 @ 100 ........................... $ 335 $ 299
Smithfield Foods, Inc.
5.20%, 4/1/29, Callable 1/1/29 @ 100(a) .................................. 4 4
3.00%, 10/15/30, Callable 7/15/30 @ 100(a) ............................... 155 142
2.63%, 9/13/31, Callable 6/13/31 @ 100(a) ................................ 215 190
Sysco Corp., 4.40%, 7/25/31, Callable 6/25/31 @ 100 ............................. 160 156
The Procter & Gamble Co., 4.10%, 11/3/32 .................................... 330 325
1,346
Energy (0.6%):
Archrock Services LP/Archrock Partners Finance Corp., 6.00%, 2/1/34, Callable 2/1/29 @
103(a) ........................................................... 35 35
Columbia Pipelines Holding Co. LLC
5.10%, 10/1/31, Callable 8/1/31 @ 100(a) ................................. 125 126
5.00%, 11/17/32, Callable 9/17/32 @ 100 (a) ................................ 150 149
Enerflex, Inc., 6.88%, 1/15/31, Callable 1/15/28 @ 103.44(a) ........................ 40 41
Hess Midstream Operations LP, 5.88%, 3/1/28, Callable 5/15/26 @ 102.94(a) ............ 45 45
Hilcorp Energy I LP/Hilcorp Finance Co.
6.88%, 5/15/34, Callable 5/15/29 @ 103.44(a) .............................. 215 216
7.25%, 2/15/35, Callable 2/15/30 @ 103.63(a) .............................. 90 92
Kodiak Gas Services LLC, 5.88%, 4/1/31, Callable 4/1/28 @ 102.94(a) ................ 35 35
MPLX LP
5.50%, 6/1/34, Callable 3/1/34 @ 100 .................................... 245 248
5.30%, 4/1/36, Callable 1/1/36 @ 100 .................................... 135 133
NGPL PipeCo LLC, 3.25%, 7/15/31, Callable 4/15/31 @ 100(a) ..................... 180 165
Phillips 66 Co., 3.75%, 3/1/28 , Callable 12/1/27 @ 100 ............................ 400 396
Shell Finance US, Inc., 4.75%, 1/6/36, Callable 10/6/35 @ 100 ...................... 310 305
The Williams Cos., Inc.
7.75%, 6/15/31 .................................................... 242 274
5.75%, 6/24/44, Callable 12/24/43 @ 100 ................................. 205 201
Valero Energy Corp.
5.15%, 2/15/30, Callable 1/15/30 @ 100 .................................. 95 97
6.63%, 6/15/37 .................................................... 162 178
Venture Global Plaquemines LNG LLC, 6.50%, 1/15/34, Callable 7/15/33 @ 100(a) ....... 90 94
2,830
Financials (2.8%):
Affiliated Managers Group, Inc., 5.50%, 2/15/36, Callable 11/15/35 @ 100 .............. 435 430
Ally Financial, Inc.
6.18% (SOFR+229bps), 7/26/35, Callable 7/26/34 @ 100(d) .................... 120 122
6.65% (H15T5Y+245bps), 1/17/40, Callable 10/19/34 @ 100 (d) ................. 205 202
American Honda Finance Corp.
5.05%, 7/10/31, MTN ................................................ 345 347
4.85%, 10/23/31 .................................................... 275 274
5.10%, 1/8/36 ..................................................... 305 298
Bank of America Corp., 2.57% (SOFR+121bps), 10/20/32, Callable 10/20/31 @ 100(d) .... 335 298
BMW US Capital LLC, 5.40%, 3/21/35, Callable 12/21/34 @ 100(a) .................. 395 400
Brown & Brown, Inc., 4.20%, 3/17/32, Callable 12/17/31 @ 100 ..................... 185 176
Capital One Financial Corp.
2.36% (SOFR+134bps), 7/29/32 , Callable 7/29/31 @ 100(d) .................... 290 250
6.18% (SOFR+204bps), 1/30/36, Callable 1/30/35 @ 100(d) .................... 95 97
Citadel Securities Global Holdings LLC, 6.20%, 6/18/35, Callable 3/18/35 @ 100(a) ....... 330 337
Citigroup, Inc., 2.52% (SOFR+ 118bps), 11/3/32, Callable 11/3/31 @ 100(d) ............. 220 195
Citizens Financial Group, Inc.
5.84% (SOFR+201bps), 1/23/30, Callable 1/23/29 @ 100(d) .................... 135 139
5.25% (SOFR+126bps), 3/5/31, Callable 3/5/30 @ 100(d) ...................... 40 40
5.72% (SOFR+191bps), 7/23/32, Callable 7/23/31 @ 100(d) .................... 135 139
5.30% (H15T5Y+145bps), 1/29/36, Callable 1/29/31 @ 100(d) .................. 15 15
CNO Financial Group, Inc., 6.45%, 6/15/34, Callable 3/15/34 @ 100 .................. 75 78
CNO Global Funding
4.88%, 12/10/27(a) .................................................. 30 30
2.65%, 1/6/29(a) ................................................... 435 413
Farmers Exchange Capital III, 5.45% (TSFR3M+372bps), 10/15/54, Callable 10/15/34 @
100(a)(d) ......................................................... 250 227

Victory Portfolios IV
Victory Pioneer Balanced Fund

(Unaudited)
Schedule of Portfolio Investments — continued
April 30, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Farmers Insurance Exchange
4.75% (US0003M+323bps), 11/1/57, Callable 11/1/37 @ 100(a)(d) ............... $ 385 $ 319
7.00% (H15T10Y+386bps), 10/15/64, Callable 7/15/54 @ 100(a)(d) .............. 150 149
Fidelity National Information Services, Inc., 4.80%, 3/10/31, Callable 2/10/31 @ 100 ...... 70 70
Fifth Third Bank NA, 5.33% (SOFR+261bps), 8/25/33, Callable 8/25/32 @ 100(d) ........ 375 377
Freedom Mortgage Holdings LLC
9.13%, 5/15/31, Callable 5/15/27 @ 104.56(a) .............................. 185 192
8.38%, 4/1/32, Callable 4/1/28 @ 104.19(a) ................................ 30 30
Huntington Bancshares, Inc., 5.27% (SOFR+128bps), 1/15/31, Callable 1/15/30 @ 100(d) ... 115 117
HUT 8 DC LLC, 6.19%, 11/15/42, Callable 5/15/42 @ 100(a) ....................... 100 101
Hyundai Capital America
5.30%, 1/8/30, Callable 12/8/29 @ 100(a) ................................. 200 203
5.80%, 4/1/30, Callable 2/1/30 @ 100(a) .................................. 285 295
6.20%, 9/21/30, Callable 7/21/30 @ 100(a) ................................ 125 131
JPMorgan Chase & Co.
5.04% (SOFR+119bps), 1/23/28, Callable 1/23/27 @ 100(d) .................... 300 301
2.55% (SOFR+118bps), 11/8/32, Callable 11/8/31 @ 100(d) .................... 275 245
4.59% (SOFR+180bps), 4/26/33, Callable 4/26/32 @ 100(d) .................... 90 89
5.77% (SOFR+149bps), 4/22/35, Callable 4/22/34 @ 100(d) .................... 215 224
5.19% (SOFR+130bps), 2/5/37, Callable 2/5/36 @ 100(d) ...................... 100 98
KeyCorp, 5.12% (SOFRINDX+123bps), 4/4/31 , Callable 4/4/30 @ 100(d) .............. 135 136
Liberty Mutual Insurance Co., 7.70%, 10/15/97(a) ............................... 508 551
Lincoln Financial Global Funding, 4.20%, 1/12/29(a) ............................. 50 49
Lincoln National Corp., 5.35%, 11/15/35, Callable 8/15/35 @ 100 .................... 55 53
LPL Holdings, Inc., 5.70%, 5/20/27, Callable 4/20/27 @ 100 ........................ 120 121
Mercedes-Benz Finance North America LLC, 4.85%, 1/11/29(a) ..................... 325 328
MetLife, Inc., 5.85% (H15T5Y+182bps), 3/15/56, Callable 3/15/36 @ 100(d) ............ 120 118
Morgan Stanley
5.65% (SOFR+101bps), 4/13/28, Callable 4/13/27 @ 100(d) .................... 70 71
5.17% (SOFR+145bps), 1/16/30, Callable 1/16/29 @ 100(d) .................... 175 177
5.95% (H15T5Y+243bps), 1/19/38, Callable 1/19/33 @ 100(d) .................. 65 67
5.94% (H15T5Y+180bps), 2/7/39, Callable 2/7/34 @ 100(d) .................... 180 185
MSCI, Inc., 5.25%, 9/1/35, Callable 6/1/35 @ 100 ............................... 70 69
Mutual of Omaha Cos. Global Funding
5.00%, 4/1/30(a) ................................................... 155 156
4.55%, 1/13/31(a) .................................................. 265 262
Northern Trust Corp., 5.12% (H15T5Y+105bps), 11/19/40, Callable 11/19/35 @ 100(d) .... 85 83
Old National Bancorp, 5.77% (TSFR3M+220bps), 2/15/36, Callable 2/15/31 @ 100(d) ..... 25 25
OneMain Finance Corp.
6.13%, 5/15/30 , Callable 11/15/29 @ 100 .................................. 10 10
4.00%, 9/15/30, Callable 6/4/26 @ 102 ................................... 305 281
Primerica, Inc., 2.80%, 11/19/31, Callable 8/19/31 @ 100 .......................... 79 71
Prudential Financial, Inc.
3.88%, 3/27/28, Callable 12/27/27 @ 100 , MTN ............................. 163 162
3.00%, 3/10/40, Callable 9/10/39 @ 100, MTN ............................. 305 231
Rocket Cos., Inc., 6.50%, 8/1/29, Callable 8/1/26 @ 103.25(a) ....................... 140 143
Santander Holdings USA, Inc.
6.12% (SOFR+123bps), 5/31/27, Callable 5/31/26 @ 100(d) .................... 65 65
2.49% (SOFR+125bps), 1/6/28, Callable 1/6/27 @ 100(d) ...................... 195 192
Starwood Property Trust, Inc., 5.75%, 1/15/31, Callable 7/15/30 @ 100(a) .............. 50 50
Synchrony Financial, 5.94% (SOFRINDX+213bps), 8/2/30, Callable 8/2/29 @ 100(d) ..... 110 112
Teachers Insurance & Annuity Association of America, 6.85%, 12/16/39(a) ............. 20 22
The Goldman Sachs Group, Inc.
4.22% (TSFR3M+156bps), 5/1/29, Callable 5/1/28 @ 100(d) ................... 140 139
2 .65% (SOFR+126bps), 10/21/32, Callable 10/21/31 @ 100(d) .................. 210 187
The PNC Financial Services Group, Inc.
5.30% (SOFR+134bps), 1/21/28, Callable 1/21/27 @ 100(d) .................... 65 65
5.42% (H15T5Y+117bps), 1/25/41, Callable 1/25/36 @ 100(d) .................. 55 54
Toyota Motor Credit Corp., 4.60%, 3/11/33 .................................... 195 192
Truist Financial Corp.
7.16% (SOFR+245bps), 10/30/29, Callable 10/30/28 @ 100, MTN(d) ............. 200 212
5.44% (SOFR+162bps), 1/24/30, Callable 1/24/29 @ 100(d) .................... 60 61
4.60% (SOFR+97bps), 1/27/32, Callable 1/27/31 @ 100(d) ..................... 105 104

Victory Portfolios IV
Victory Pioneer Balanced Fund

(Unaudited)
Schedule of Portfolio Investments — continued
April 30, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
U.S. Bancorp
5.38% (SOFR+156bps), 1/23/30, Callable 1/23/29 @ 100(d) .................... $ 80 $ 82
2.49% (H15T5Y+95bps), 11/3/36, Callable 11/3/31 @ 100(d) ................... 530 461
Velocity Vehicle Group LLC, 8.00%, 6/1/29, Callable 6/4/26 @ 104(a) ................. 30 30
Wells Fargo & Co., 5.24% (SOFR+111bps), 1/24/31, Callable 1/24/30 @ 100(d) .......... 100 102
Willis North America, Inc., 2.95%, 9/15/29, Callable 6/15/29 @ 100 .................. 40 38
12,965
Health Care (0.4%):
AbbVie, Inc., 4.05%, 11/21/39, Callable 5/21/39 @ 100 ........................... 117 103
Amgen, Inc., 5.25%, 3/2/33, Callable 12/2/32 @ 100 ............................. 165 169
Baxter International, Inc., 4.90%, 12/15/30 , Callable 11/15/30 @ 100 .................. 35 35
CVS Health Corp.
5.25%, 1/30/31, Callable 11/30/30 @ 100 .................................. 40 41
5.25%, 2/21/33, Callable 11/21/32 @ 100 .................................. 250 254
Dentsply Sirona , Inc., 8.38% (H15T5Y+438bps), 9/12/55 , Callable 6/12/30 @ 100(d) ...... 259 260
Elevance Health, Inc.
5.15%, 6/15/29, Callable 5/15/29 @ 100 .................................. 100 102
5.38%, 6/15/34, Callable 3/15/34 @ 100 .................................. 70 71
Eli Lilly & Co., 5.55%, 10/15/55, Callable 4/15/55 @ 100 .......................... 75 74
GE Healthcare Technologies, Inc., 5.50%, 6/15/35, Callable 3/15/35 @ 100 ............. 110 112
HCA, Inc., 5.50%, 3/1/32, Callable 1/1/32 @ 100 ................................ 180 184
Health Care Service Corp. A Mutual Legal Reserve Co., 5.20%, 6/15/29, Callable 5/15/29 @
100(a) ........................................................... 80 81
Highmark, Inc., 5.75%, 5/15/36, Callable 2/15/36 @ 100(a) ......................... 80 79
Humana, Inc., 5.38%, 4/15/31, Callable 2/15/31 @ 100 ............................ 75 76
Novartis Capital Corp., 4.60%, 3/18/33, Callable 1/18/33 @ 100 ..................... 115 114
Zoetis, Inc., 5.00%, 8/17/35, Callable 5/17/35 @ 100 ............................. 170 169
1,924
Industrials (0.5%):
AECOM, 6.00%, 8/1/33, Callable 8/1/28 @ 103 (a) ............................... 220 222
Cummins, Inc., 5.30%, 5/9/35, Callable 2/9/35 @ 100 ............................. 229 234
Delta Air Lines, Inc./SkyMiles IP Ltd., 4.75%, 10/20/28(a) ......................... 55 55
GE Vernova, Inc., 4.88%, 2/4/36, Callable 11/4/35 @ 100 .......................... 120 119
Herc Holdings, Inc., 7.25%, 6/15/33, Callable 6/15/28 @ 103.63(a) ................... 65 68
Johnsonville Aeroderivative Combustion Turbine Generation LLC, 5.08%, 10/1/54 ........ 182 170
Komatsu Finance America, Inc., 4.20%, 9/18/30, Callable 8/18/30 @ 100 (a) ............. 200 197
Penske Truck Leasing Co. LP/PTL Finance Corp.
4.40%, 7/1/27, Callable 6/1/27 @ 100(a) .................................. 98 98
5.55%, 5/1/28, Callable 4/1/28 @ 100(a) .................................. 255 259
6.05%, 8/1/28, Callable 7/1/28 @ 100(a) .................................. 35 36
Regal Rexnord Corp., 6.30%, 2/15/30, Callable 12/15/29 @ 100 ..................... 125 131
Trans-Allegheny Interstate Line Co., 5.00%, 1/15/31, Callable 12/15/30 @ 100(a) ......... 50 51
United Airlines Holdings, Inc.
4.88%, 3/1/29, Callable 12/1/28 @ 100 ................................... 200 197
5.38%, 3/1/31, Callable 9/1/30 @ 100 .................................... 40 39
United Airlines Pass Through Trust, 5.45%, 2/15/37 .............................. 113 115
Verisk Analytics, Inc.
4.45%, 3/15/31, Callable 2/15/31 @ 100 .................................. 50 49
5.25%, 3/15/35 , Callable 12/15/34 @ 100 ................................. 85 84
2,124
Information Technology (0.8%):
Broadcom, Inc.
5.05%, 7/12/29, Callable 6/12/29 @ 100 .................................. 210 214
4.60%, 7/15/30, Callable 6/15/30 @ 100 .................................. 150 151
4.15%, 4/15/32, Callable 1/15/32 @ 100(a) ................................ 125 121
4.30%, 11/15/32, Callable 8/15/32 @ 100 .................................. 60 58
3.19%, 11/15/36, Callable 8/15/36 @ 100(a) ................................ 391 328
Core Scientific Finance I LLC, 7.75%, 5/15/31, Callable 5/15/28 @ 103.88(a) ........... 85 85
CoreWeave, Inc., 9.00%, 2/1/31, Callable 2/1/28 @ 104.5(a) ........................ 225 223
ERP Operating LP, 4.95%, 6/15/32, Callable 4/15/32 @ 100 ........................ 75 76
ESC Gab, 8/20/51(g) .................................................... 200 —
Foundry JV Holdco LLC, 5.90%, 1/25/30 , Callable 12/25/29 @ 100(a) ................ 206 214

Victory Portfolios IV
Victory Pioneer Balanced Fund

(Unaudited)
Schedule of Portfolio Investments — continued
April 30, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Intel Corp., 5.30%, 5/15/36, Callable 2/15/36 @ 100 .............................. $ 95 $ 94
Microchip Technology, Inc., 5.05%, 2/15/30, Callable 1/25/30 @ 100 .................. 195 197
Oracle Corp.
5.95%, 9/26/55 , Callable 3/26/55 @ 100 .................................. 244 204
6.70%, 2/4/56, Callable 8/4/55 @ 100 .................................... 715 659
6.85%, 2/4/66, Callable 8/4/65 @ 100 .................................... 185 170
Qnity Electronics, Inc.
5.75%, 8/15/32, Callable 8/15/28 @ 102.88(a) .............................. 70 71
6 .25%, 8/15/33, Callable 8/15/28 @ 103.13(a) .............................. 70 72
Roper Technologies, Inc.
4.75%, 2/15/32, Callable 12/15/31 @ 100 ................................. 125 124
4.90%, 10/15/34, Callable 7/15/34 @ 100 ................................. 205 199
Skyworks Solutions, Inc., 3.00%, 6/1/31, Callable 3/1/31 @ 100 ..................... 269 242
3,502
Materials (0.2%):
Celanese US Holdings LLC, 7.20%, 11/15/33, Callable 8/15/33 @ 100 ................. 245 265
Cleveland-Cliffs, Inc.
7.00%, 3/15/32, Callable 3/15/27 @ 103.5(a) ............................... 100 100
7.63%, 1/15/34, Callable 1/15/29 @ 103.81(a) .............................. 140 142
Commercial Metals Co., 6.00%, 12/15/35, Callable 12/15/30 @ 103(a) ................ 75 75
Martin Marietta Materials, Inc.
5.15%, 12/1/34, Callable 9/1/34 @ 100 ................................... 145 146
5.50%, 12/1/54, Callable 6/1/54 @ 100 ................................... 130 123
Methanex US Operations, Inc., 6.25%, 3/15/32, Callable 9/15/31 @ 100(a) .............. 214 220
Novelis Corp., 6.38%, 8/15/33, Callable 8/15/28 @ 103.19(a) ....................... 88 88
1,159
Real Estate (0.2%):
Americold Realty Operating Partnership LP, 5.60%, 5/15/32, Callable 3/15/32 @ 100 ...... 60 60
CBRE Services, Inc., 4.90%, 1/15/33, Callable 11/15/32 @ 100 ...................... 40 40
COPT Defense Properties LP, 4.50%, 10/15/30, Callable 9/15/30 @ 100 ................ 45 44
Cousins Properties LP, 4.88%, 3/1/33, Callable 1/1/33 @ 100 ....................... 115 111
Highwoods Realty LP
3.05%, 2/15/30, Callable 11/15/29 @ 100 .................................. 18 17
2.60%, 2/1/31, Callable 11/1/30 @ 100 ................................... 19 17
5.35%, 1/15/33, Callable 11/15/32 @ 100 .................................. 35 35
Invitation Homes Operating Partnership LP, 4.95%, 1/15/33, Callable 11/15/32 @ 100 ..... 105 103
Simon Property Group LP, 5.50%, 3/8/33, Callable 12/8/32 @ 100 .................... 490 509
Ventas Realty LP, 5.10%, 7/15/32, Callable 5/15/32 @ 100 ......................... 120 121
1,057
Utilities (0.7%):
Alta Wind Holdings LLC, 7.00%, 6/30/35(a) ................................... 35 33
American Electric Power Co., Inc., 4.30%, 12/1/28, Callable 9/1/28 @ 100 .............. 125 125
Boston Gas Co., 3.15%, 8/1/27, Callable 5/1/27 @ 100(a) .......................... 325 320
Consolidated Edison Co. of New York, Inc., 4.63%, 12/1/54, Callable 6/1/54 @ 100 ....... 220 181
Duke Energy Carolinas LLC, 3.95%, 3/15/48, Callable 9/15/47 @ 100 ................. 250 192
Entergy Louisiana LLC, 5.35%, 3/15/34, Callable 12/15/33 @ 100 .................... 209 215
Entergy Texas, Inc., 5.25%, 4/15/35, Callable 1/15/35 @ 100 ........................ 60 61
ITC Holdings Corp., 5.65%, 5/9/34, Callable 2/9/34 @ 100(a) ....................... 170 175
KeySpan Gas East Corp., 5.99%, 3/6/33, Callable 12/6/32 @ 100(a) ................... 375 392
NRG Energy, Inc., 6.13%, 5/15/36, Callable 5/15/31 @ 103.06(a) .................... 167 166
Public Service Enterprise Group, Inc., 5.40%, 3/15/35, Callable 12/15/34 @ 100 .......... 80 81
Puget Energy, Inc.
2.38%, 6/15/28, Callable 4/15/28 @ 100 .................................. 205 196
4.10%, 6/15/30, Callable 3/15/30 @ 100 .................................. 133 129
4.22%, 3/15/32, Callable 12/15/31 @ 100 ................................. 120 115
Sempra
6.55% (H15T5Y+214bps), 4/1/55, Callable 1/1/35 @ 100(d) .................... 310 313
6.38% (H15T5Y+263bps), 4/1/56, Callable 1/1/31 @ 100(d) .................... 60 61
Southern California Edison Co., 5.45%, 6/1/31, Callable 4/1/31 @ 100 ................. 85 87
Spire, Inc., 6.45% (H15T5Y+233bps), 6/1/56, Callable 3/1/36 @ 100(d) ............... 50 50

Victory Portfolios IV
Victory Pioneer Balanced Fund

(Unaudited)
Schedule of Portfolio Investments — continued
April 30, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Talen Energy Supply LLC
6.25%, 2/1/34, Callable 10/15/28 @ 103.13(a) .............................. $ 110 $ 109
6.50%, 2/1/36, Callable 10/15/30 @ 103.25(a) .............................. 110 110
Virginia Electric And Power Co., 4.45%, 2/15/44, Callable 8/15/43 @ 100 .............. 200 169
3,280
Total Corporate Bonds (Cost $34,304)
a
a
a
33,473
Insurance-Linked Securities (0.7%)
Event Linked Bonds (0.7%):
Multiperil - U.S. - (0.4%):
Bonanza Re, 7.26% (MSMMUSTF+375bps), 12/19/27(a)(d)(j) ...................... 250 252
Four Lakes Re, 9.35% (BRMMUSDF+552bps), 1/7/27, Callable 6/4/26 @ 102.5(a)(d) (j) .... 250 252
High Point Re, 9.19% (BRMMUSDF+564bps), 1/6/27, Callable 6/4/26 @ 102.25(a)(d)(j) ... 250 253
Mystic Re, 15.51% (GSMMUSTI+1200bps), 1/8/27(a)(d)(j) ........................ 250 251
Residential Re
9.51%, (JMMMUSTF+597bps), 12/6/27(a)(d)(j) ............................ 250 259
8.92%, (JMMMUSTF+538bps), 12/6/28(a)(d)(j) ............................ 250 255
Sanders Re III, 9.11% (BRMMUSDF+556bps), 4/7/28(a)(d)(j) ...................... 250 259
Multiperil - U.S. & Canada - (0.1%):
Galileo Re, 10.51% (GSMMUSTI+700bps) , 1/7/28, Callable 6/4/26 @ 104.5(a)(d)(j) ...... 250 257
Wind Storm - Florida - (0.1%):
Integrity Re, 16.83% (FHMMUSTF+1332bps), 6/6/26(a)(d)(j) ...................... 250 253
Wind Storm - North Carolina - (0.0%):(f)
Blue Ridge Re, 8.76% (FHMMUSTF+525 bps), 1/8/27(a)(d)(j) ...................... 250 253
Wind Storm - U.S. - (0.1%):
Mayflower Re, 8.56% (FHMMUSTF+505bps), 7/8/26(a)(d)(j) ....................... 250 250
Merna Re, 13.98% (GSMMUSTI+1047bps), 7/7/26(a)(d)(j) ........................ 250 254
3,048
Total Insurance-Linked Securities (Cost $3,012)
a
a
a
3,048
Yankee Dollars (4.0%)
Communication Services (0.1%):
Orange SA
4.75%, 1/13/33, Callable 11/13/32 @ 100(a) ................................ 205 202
5.00%, 1/13/36, Callable 10/13/35 @ 100(a) ............................... 200 196
398
Energy (0.2%):
Aker BP ASA, 5.25%, 10/30/35, Callable 7/30/35 @ 100(a) ........................ 190 186
Enbridge, Inc.
5.55%, 6/20/35, Callable 3/20/35 @ 100 .................................. 205 209
7.20% (H15T5Y+297bps), 6/27/54, Callable 3/27/34 @ 100(d) .................. 120 128
7.38% (H15T5Y+312bps), 3/15/55, Callable 12/15/29 @ 100(d) ................. 120 127
8.50% (H15T5Y+443bps), 1/15/84, Callable 10/15/33 @ 100(d) ................. 165 188
838
Financials (2.8%):
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.30%, 1/30/32, Callable 10/30/31
@ 100 ........................................................... 850 777
African Development Bank, 5.88% (H15T5Y+165bps), Callable 5/7/35 @ 100(d)(i) ....... 400 391
Allianz SE
6.50% (H15T5Y+223bps), Callable 10/30/34 @ 100(a)(d)(i) .................... 200 200
6.55% (H15T5Y+232bps), Callable 10/30/33 @ 100(a)(d)(i) .................... 400 405
Australia & New Zealand Banking Group Ltd., 5.73% (H15T5Y+162bps), 9/18/34 , Callable
9/18/29 @ 100(a)(d) ................................................. 285 292
Avolon Holdings Funding Ltd.
6.38%, 5/4/28, Callable 4/4/28 @ 100(a) .................................. 570 587
5.75%, 11/15/29, Callable 10/15/29 @ 100(a) ............................... 30 31
4.70%, 1/30/31, Callable 12/30/30 @ 100(a) ............................... 5 5

Victory Portfolios IV
Victory Pioneer Balanced Fund

(Unaudited)
Schedule of Portfolio Investments — continued
April 30, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Banco Santander SA
3.23% (H15T1Y+160bps), 11/22/32, Callable 8/22/31 @ 100(d) ................. $ 600 $ 540
6.03%, 1/17/35 .................................................... 200 209
5.44%, 4/15/36 .................................................... 200 199
Banque Federative du Credit Mutuel SA, 4.54%, 1/15/31(a) ........................ 200 198
Banque Ouest Africaine de Developpement, 4.70%, 10/22/31, Callable 7/22/31 @ 100(a) ... 370 340
BNP Paribas SA
6.88% (H15T5Y+285bps), Callable 12/15/33 @ 100(a)(d) (i) .................... 200 199
7.45% (H15T5Y+313bps), Callable 6/27/35 @ 100(a)(d)(i) ..................... 330 342
2.16% (SOFR+122bps), 9/15/29, Callable 9/15/28 @ 100(a)(d) .................. 225 213
Canadian Imperial Bank of Commerce, 4.63% (SOFR+134bps), 9/11/30 , Callable 9/11/29 @
100(d) ........................................................... 255 255
Credit Agricole SA, 5.26% (SOFR+143bps), 1/12/37, Callable 1/12/36 @ 100(a)(d) ....... 285 279
CRH SMW Finance DAC, 5.13%, 1/9/30, Callable 12/9/29 @ 100 .................... 200 204
Deutsche Bank AG
4.47% (SOFR+110bps), 12/10/31, Callable 12/10/30 @ 100(d) .................. 150 148
5.06% (SOFR+141bps), 4/14/32, Callable 4/14/31 @ 100(d) .................... 150 150
Federation des Caisses Desjardins du Quebec, 5.25%, 4/26/29(a) ..................... 630 644
HSBC Holdings PLC
6.16% (SOFR+197bps), 3/9/29, Callable 3/9/28 @ 100(d) ...................... 200 206
2.21% (SOFR+129bps), 8/17/29, Callable 8/17/28 @ 100(d) .................... 305 289
5.29% (SOFR+129bps), 11/19/30, Callable 11/19/29 @ 100(d) .................. 215 219
2.87% (SOFR+141bps), 11/22/32, Callable 11/22/31 @ 100(d) .................. 335 301
5.74% (SOFR+196bps), 9/10/36, Callable 9/10/35 @ 100(d) .................... 200 201
5.28% (SOFR+155 bps), 3/10/37, Callable 3/10/36 @ 100(d) .................... 200 197
Manulife Financial Corp., 4.99%, 12/11/35, Callable 9/11/35 @ 100 .................. 115 113
Meiji Yasuda Life Insurance Co., 6.10% (H15T5Y+291bps), 6/11/55, Callable 6/11/35 @
100(a)(d) ......................................................... 495 504
Mitsubishi UFJ Financial Group, Inc., 2.49% (H15T1Y+97bps), 10/13/32, Callable 10/13/31
@ 100(d) ......................................................... 200 177
Nationwide Building Society, 5.13%, 7/29/29(a) ................................. 355 361
NatWest Group PLC, 6.48% (H15T5Y+220bps), 6/1/34 , Callable 3/1/29 @ 100(d) ........ 210 218
Nippon Life Insurance Co.
2.75% (H15T5Y+265bps), 1/21/51, Callable 1/21/31 @ 100(a)(d) ................ 270 241
2.90% (H15T5Y+260bps), 9/16/51, Callable 9/16/31 @ 100(a)(d) ................ 200 177
Nomura Holdings, Inc., 3.00%, 1/22/32 ....................................... 445 401
Societe Generale SA, 6.10% (H15T1Y+160bps), 4/13/33, Callable 4/13/32 @ 100(a)(d) .... 410 427
Sumitomo Life Insurance Co., 5.88% (H15T5Y+265bps), 9/10/55, Callable 9/10/35 @ 100(a)
(d) ............................................................. 420 421
Sumitomo Mitsui Financial Group, Inc.
4.49% (SOFR+102bps), 1/15/32, Callable 1/15/31 @ 100(d) .................... 205 202
5.33% (H15T5Y+130bps), 3/3/41, Callable 3/3/36 @ 100(d) .................... 190 185
The Bank of Nova Scotia, 4.81% (SOFR+105bps) , 2/2/34, Callable 2/2/33 @ 100(d) ....... 145 143
UBS Group AG
4.88% (H15T5Y+340bps), Callable 2/12/27 @ 100(a)(d)(i) ..................... 700 700
2.75% (H15T1Y+110bps), 2/11/33, Callable 2/11/32 @ 100(a)(d) ................ 385 342
UniCredit SpA
7.30% (USISOA05+491bps), 4/2/34, Callable 4/2/29 @ 100(a)(d) ................ 200 211
5.46% (H15T5Y+475bps), 6/30/35, Callable 6/30/30 @ 100(a)(d) ................ 230 230
13,074
Industrials (0.2%):
Air Canada Pass Through Trust, 3.30%, 1/15/30(a) ............................... 98 94
Danaos Corp., 6.88%, 10/15/32, Callable 10/15/28 @ 103.44(a) ...................... 125 128
Element Fleet Management Corp.
5.64%, 3/13/27, Callable 2/13/27 @ 100(a) ................................ 55 56
5.04%, 3/25/30, Callable 2/25/30 @ 100(a) ................................ 305 308
4.64%, 11/24/30, Callable 10/24/30 @ 100(a) ............................... 85 84
Waste Connections, Inc., 5.25%, 9/1/35, Callable 6/1/35 @ 100 ...................... 150 153
823
Information Technology (0.1%):
Flex Ltd., 5.38%, 11/13/35, Callable 8/13/35 @ 100 .............................. 85 84

Victory Portfolios IV
Victory Pioneer Balanced Fund

(Unaudited)
Schedule of Portfolio Investments — continued
April 30, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
SK Hynix, Inc., 5.50%, 1/16/29(a) ........................................... $ 292 $ 300
384
Materials (0.1%):
AngloGold Ashanti Holdings PLC, 3.75%, 10/1/30, Callable 7/1/30 @ 100 .............. 290 279
Corp. Nacional del Cobre de Chile, 5.63%, 10/18/43(a) ............................ 250 238
First Quantum Minerals Ltd., 8.63%, 6/1/31, Callable 6/4/26 @ 104.31(a) .............. 270 282
799
Sovereign Bond (0.4%):
Kuwait International Government Bond, 4.65%, 10/9/35(a) ......................... 530 517
Mexico Government International Bond
5.63%, 2/9/34, Callable 12/9/33 @ 100 ................................... 200 197
6.88%, 5/13/37 , Callable 2/13/37 @ 100 .................................. 205 216
Peruvian Government International Bond, 5.50%, 3/30/36, Callable 12/30/35 @ 100 ....... 355 358
Philippine Government International Bond, 5.00%, 1/13/37 ......................... 200 196
Saudi Government International Bond, 4.13%, 1/12/29(a) .......................... 320 316
1,800
Utilities (0.1%):
Algonquin Power & Utilities Corp., 5.37%, 6/15/26(k) ............................ 50 50
Enel Finance International NV, 5.00%, 9/30/35 , Callable 6/30/35 @ 100(a) .............. 305 297
347
Total Yankee Dollars (Cost $18,564)
a
a
a
18,463
Municipal Bonds (0.0%)(f)
Massachusetts (0.0%):(f)
Massachusetts Development Finance Agency Revenue, Series B, 4.84%, 9/1/43 .......... 100 97
Missouri (0.0%):(f)
Health & Educational Facilities Authority of the State of Missouri Revenue, Series A, 3.69%,
2/15/47 .......................................................... 100 78
Total Municipal Bonds (Cost $200)
a
a
a
175
U.S. Government Agency Mortgages (8.5%)
Federal Home Loan Mortgage Corporation
6.50%, 10/1/33 - 12/1/55 ............................................. 2,060 2,166
6.00%, 1/1/38 - 9/1/55 ............................................... 1,609 1,662
5.50%, 1/1/39 - 4/1/55 ............................................... 686 697
5.00%, 5/1/40 - 12/1/54 .............................................. 303 301
1.50%, 3/1/42 ..................................................... 993 826
4.00%, 10/1/42 - 4/1/47 .............................................. 342 328
3.00%, 12/1/46 - 9/1/52 .............................................. 246 221
3.50%, 12/1/46 - 3/1/48 .............................................. 132 123
4.50%, 3/1/47 ..................................................... 10 10
2.50%, 5/1/51 - 4/1/52 ............................................... 675 573
7.00%, 8/1/54 - 10/1/55 .............................................. 824 878
7,785
Federal Home Loan Mortgage Corporation REMICs
6.50%, 7/1/55 ..................................................... 324 336
Federal National Mortgage Association
6.50%, 4/1/29 - 4/25/56 .............................................. 929 974
6.00%, 9/1/29 - 4/25/56 .............................................. 1,862 1,915
3.00%, 10/1/30 - 2/1/57 .............................................. 2,445 2,152
5.00%, 5/1/31 - 5/25/56 .............................................. 3,399 3,374
5.50%, 3/1/34 - 5/25/56 .............................................. 4,957 5,025
7.00%, 1/1/36 ..................................................... 7 7
4.00%, 10/1/40 - 10/1/52 ............................................. 591 561
1 .50%, 5/25/41 .................................................... 200 179
2.00%, 5/25/41 - 6/25/56 ............................................. 1,400 1,143
2.50%, 5/25/41 - 6/25/56 ............................................. 3,827 3,285
4.50%, 9/1/43 - 5/25/55 .............................................. 1,872 1,805

Victory Portfolios IV
Victory Pioneer Balanced Fund

(Unaudited)
Schedule of Portfolio Investments — continued
April 30, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
3.50%, 2/1/49 - 6/25/56 .............................................. $ 5,051 $ 4,607
4.00%, 5/25/56 .................................................... 800 750
25,777
Government National Mortgage Association
7.00%, 8/15/28 .................................................... —(l) –(l)
6.50%, 11/20/28 - 5/15/33 ............................................. 23 23
7.50%, 9/20/29 .................................................... —(l) –(l)
8.00%, 2/15/30 .................................................... 1 1
5.50%, 8/15/33 - 5/20/56 ............................................. 779 786
6.00%, 10/15/33 - 4/20/55 ............................................. 636 651
5.00%, 4/20/38 - 5/20/56 ............................................. 793 788
4.50%, 5/15/39 - 5/20/56 ............................................. 534 519
4.00%, 9/15/41 - 5/20/56 ............................................. 327 309
3.50%, 11/15/41 - 5/20/56 ............................................. 494 454
2.00%, 3/20/52 - 5/20/56 ............................................. 773 636
2.50%, 4/20/52 - 5/20/56 ............................................. 955 818
3.00%, 5/20/52 - 5/20/56 ............................................. 669 596
6.50%, 5/20/56 .................................................... 400 418
5,999
Total U.S. Government Agency Mortgages (Cost $40,224)
a
a
a
39,897
U.S. Treasury Obligations (9.6%)
U.S. Treasury Bills
2.83%, 5/5/26(m) ................................................... 15,000 14,994
3.41%, 5/19/26(m) .................................................. 22,500 22,460
U.S. Treasury Bonds
4.63%, 2/15/46 .................................................... 2,000 1,910
3.13%, 5/15/48 .................................................... 5,838 4,346
U.S. Treasury Inflation Indexed Notes, 1.88%, 7/15/35 ............................ 1,210 1,214
Total U.S. Treasury Obligations (Cost $45,688)
a
a
a
44,924
Shares
Affiliated Mutual Funds (0.4%)
Victory Pioneer ILS Interval Fund ........................................... 162,647 1,680
Total Affiliated Mutual Funds (Cost $1,582)
a
a
a
1,680
Total Investments (Cost $354,058) — 102.9% 480,419
Liabilities in excess of other assets —  (2.9)% (13,454)
NET ASSETS - 100.00% $ 466,965
At April 30, 2026, the Fund's investments in foreign securities were 9.9% of net assets.
(a) Rule 144A security or other security that is restricted as to resale to institutional investors. As of April 30, 2026, the fair value of these securities was $46,253
(thousands) and amounted to 9.9% of net assets.
(b) Currently the issuer is in default with respect to interest and/or principal payments.
(c) The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at April 30, 2026.
(d) Variable or Floating-Rate Security. Rate disclosed is as of April 30, 2026.
(e) Security is interest only.
(f) Amount represents less than 0.05% of net assets.
(g) Zero-coupon bond.
(h) Non-income producing security.
(i) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.

Victory Portfolios IV
Victory Pioneer Balanced Fund

(Unaudited)
Schedule of Portfolio Investments — continued
April 30, 2026
Security Name
Acquisition Date
Cost
Value
Blue Ridge Re .....................................................
11/14/2023
250
$ 253
Bonanza Re .......................................................
12/16/2024
250
252
Four Lakes Re .....................................................
12/8/2023
250
253
Galileo Re ........................................................
12/4/2023
250
258
High Point Re .....................................................
12/1/2023
250
253
Integrity Re .......................................................
10/22/2025
252
253
Mayflower Re .....................................................
2/18/2026
253
250
Merna Re ........................................................
2/17/2026
257
254
Mystic Re ........................................................
12/12/2023
250
251
Residential Re .....................................................
11/7/2023
250
259
Residential Re .....................................................
11/4/2024
250
255
Sanders Re III .....................................................
1/16/2024
250
259
Total (0.7% of net assets)
$3,012
$3,048
(j) The following table details the earliest acquisition date, cost, and market value of the Fund's restricted securities due to trading restrictions at April 30, 2026
(amounts in thousands):
(k) Stepped coupon security for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
(l) Rounds to less than $1 thousand.
(m) Rate represents the effective yield at April 30, 2026.
ABS
—
Asset-Backed Securities
ADR
—
American Depositary Receipt
bps
—
Basis points
BRMMUSDF
—
BlackRock Liquidity Fund Treasury Trust Fund Portfolio Fund Yield
CLO
—
Collateralized Loan Obligations
CMO
—
Collateralized Mortgage Obligations
FREMF
—
Freddie Mac Multifamily Fixed-Rate Mortgage Loans
FHMMUSTF
—
Federated Hermes US Treasury Cash Reserves Fund Yield
GDR
—
Global Depositary Receipt
GSMMUSTI
—
Goldman Sachs Money Market U.S. Treasury Instrument Index
H15T1Y
—
1 Year Treasury Constant Maturity Rate, rate disclosed as of April 30, 2026.
H15T5Y
—
5 Year Treasury Constant Maturity Rate, rate disclosed as of April 30, 2026.
H15T10Y
—
10 Year Treasury Constant Maturity Rate, rate disclosed as of April 30, 2026.
ICE
—
Intercontinental Exchange, Inc.
IBA
—
ICE Benchmark Administration Limited
JMMMUSTF
—
JPMorgan 100% US Treasury Securities Money Market Fund Yield
LLC
—
Limited Liability Company
LP
—
Limited Partnership
MBS
—
Mortgage-Backed Securities
MSMMUSTF
—
Morgan Stanley Institutional Liquidity Funds Treasury Securities Portfolio Fund Yield
MTN
—
Medium Term Note
PLC
—
Public Limited Company
PRIME
—
US Prime rate, rate disclosed as of April 30, 2026.
REMIC
—
Real Estate Mortgage Investment Conduits
SOFR
—
Secured Overnight Financing Rate
SOFRINDX
—
United States SOFR Compounded Index, rate disclosed as of April 30, 2026.
SOFR01M
—
1 Month SOFR, rate disclosed as of April 30, 2026.
SOFR30A
—
30 day average of SOFR, rate disclosed as of April 30, 2026.
TSFR1M
—
1 Month Term SOFR, rate disclosed as of April 30, 2026.
TSFR3M
—
3 Month Term SOFR, rate disclosed as of April 30, 2026.
US0003M
—
3 Month US Dollar London Interbank Offered Rate, rate disclosed as of April 30, 2026, based on the last reset date of the security.
USISOA05
—
ICE IBA - USD SOFR Spread-Adjusted ICE 5 Year Swap Rate, rate disclosed as of April 30, 2026.

Victory Portfolios IV
Victory Pioneer Balanced Fund

(Unaudited)
Schedule of Portfolio Investments — continued
April 30, 2026
TBA Sales Commitments
Security Description
Principal Amount
(000)
Value
(000)
TBA Sales Commitments - (1.70%)
Collateralized Mortgage Obligations —  (1.70%)
Federal National Mortgage Association
3.50% , 5/25/55 .................................................... (1,300) $ (1,183)
6.00% , 5/25/55 .................................................... (2,300) (2,348)
6.00% , 6/25/56 .................................................... (900) (918)
6.00% , 4/25/56 .................................................... (100) (102)
6.50% , 5/25/55 .................................................... (3,200) (3,320)
6.50% , 4/25/56 .................................................... (100) (103)
Total TBA Sales Commitments (Proceeds  $7,979) $(7,974)
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value
(000)
Unrealized
Appreciation
(Depreciation)
(000)
2-Year U.S. Treasury Note Futures ....... 42 6/30/26 $ 8,748 $ 8,699 $ (49)
30-Year U.S. Treasury Bond Futures ..... 15 6/18/26 1,756 1,693 (63)
5-Year U.S. Treasury Note Futures ....... 226 6/30/26 24,673 24,371 (302)
U.S. 10-Year Ultra Futures ............ 77 6/18/26 8,868 8,690 (178)
Ultra Long Term U.S. Treasury Bond Futures 67 6/18/26 8,064 7,707 (357)
$ (949)
Futures Contracts Sold
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value
(000)
Unrealized
Appreciation
(Depreciation)
(000)
10-Year U.S. Treasury Note Futures ...... 11 6/18/26 $ 1,241 $ 1,217 $ 24
Total unrealized appreciation $ 24
Total unrealized depreciation (949)
Total net unrealized appreciation (depreciation) $ (925)
Centrally Cleared Credit Default Swap Agreements - Sell Protection
Underlying Instruments
Fixed Deal
Receive
Rate
Maturity
Date
Payment
Frequency
Notional
Amount
(000) Value (000)
Premiums
Paid
(Received)
(000)
Unrealized
Appreciation
(Depreciation)
(000)
Markit CDX North America High Yield Index
Series 43 ........................... 5.00% 12/20/29 Quarterly $ 1,366 $ 100 $ 93 $ 6
$ 100 $ 93 $ 6
Affiliated Holdings
(Amounts in thousands, except Shares)
Fair Value
7/31/2025
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gains
(Losses)
Net Change in
Unrealized
Appreciation/
Depreciation
Fair Value
4/30/2026 Shares
Dividend
Income
Capital Gain
Distributions
Victory Pioneer ILS Interval
Fund ................ $ 1,404 $ 137 $ — $ — $ 139 $ 1,680 162,647 $ 136 $ —

Schedule of Portfolio Investments
April 30, 2026
Victory Portfolios IV
Victory Pioneer Multi-Asset Income Fund
18
(Unaudited)
Security Description
Principal Amount
(000)
a
Value
(000)
Asset-Backed Securities (0.6%)
ABS Auto (0.2%):
Avid Automobile Receivables Trust , Series 2023-1 , Class C , 7 .35% , 12/15/27 , Callable 2/15/27
@ 100 (a) ......................................................... $ 748 $ 750
Exeter Automobile Receivables Trust , Series 2025-2A , Class E , 7 .81% , 10/15/32 , Callable
2/15/29 @ 100 (a) ................................................... 9,330 9,625
Merchants Fleet Funding LLC , Series 2023-1A , Class E , 10 .80% , 5/20/36 , Callable 7/20/26 @
100 (a) ........................................................... 2,000 2,017
Tricolor Auto Securitization Trust ...........................................
Series 2022-1A , Class F , 0 .00% , 7/16/29 , Callable 5/15/26 @ 100 (a) (b) ............ 2,500 1,387
Series 2023-1A , Class E , 0 .00% , 6/15/28 , Callable 5/15/26 @ 100 (a) (b) ............ 5,000 2,625
16,404
ABS Card (0.1%):
Mercury Financial Credit Card Master Trust , Series 2024-2A , Class C , 10 .42% , 7/20/29 ,
Callable 5/20/26 @ 100 (a) ............................................ 10,220 10,273
ABS Other (0.3%):
Auxilior Term Funding LLC , Series 2023-1A , Class E , 10 .97% , 12/15/32 , Callable 1/15/28 @
100 (a) ........................................................... 4,250 4,582
CFMT LLC ...........................................................
Series 2023-HB12 , Class M2 , 4 .25% , 4/25/33 (a) (c) .......................... 4,350 4,302
Series 2023-HB12 , Class M3 , 4 .25% , 4/25/33 (a) (c) .......................... 1,600 1,579
Granite Park Equipment Leasing LLC , Series 2023-1A , Class F , 7 .00% , 6/20/35 , Callable
11/20/28 @ 100 (a) .................................................. 4,198 3,977
Libra Solutions LLC , Series 2025-1A , Class C , 9 .90% , 8/15/39 (a) .................... 1,000 995
Octane Receivables Trust , Series 2022-1A , Class E , 7 .33% , 12/20/29 , Callable 9/20/26 @
100 (a) ........................................................... 1,664 1,681
PEAR LLC , Series 2023-1 , Class C , 10 .00% , 7/15/35 , Callable 9/15/27 @ 100 (a) ......... 1,249 1,247
RMF Buyout Issuance Trust , Series 2022-HB1 , Class M5 , 4 .50% , 4/25/32 , Callable 4/25/27 @
100 (a) (c) (d) ....................................................... 1,800 77
Rosy Blue Carat SCS , Series 2018-1 , Class A1R , 8 .48% , 3/15/30 (a) (d) ................. 344 348
Westgate Resorts LLC , Series 2023-1A , Class D , 10 .14% , 12/20/37 , Callable 4/20/27 @ 100 (a) 1,514 1,551
20,339
Total Asset-Backed Securities (Cost $49,924)
a
a
a
47,016
Collateralized Mortgage Obligations (1.9%)
Commercial MBS (0.4%):
BBCMS Mortgage Trust ..................................................
Series 2024-5C27 , Class AS , 6 .41% , 7/15/57 , Callable 7/15/29 @ 100 (c) ........... 5,000 5,179
Series 2024-C28 , Class A5 , 5 .40% , 9/15/57 , Callable 8/15/34 @ 100 .............. 5,000 5,124
Benchmark Mortgage Trust , Series 2024-V8 , Class AM , 6 .86% , 7/15/57 , Callable 7/15/29 @
100 (c) ........................................................... 4,311 4,508
MCR Mortgage Trust , Series 2024-TWA , Class F , 10 .38% , 6/12/39 (a) (e) ............... 6,310 6,368
SLG Office Trust , Series 2021-OVA , Class D , 2 .85% , 7/15/41 (a) (e) ................... 6,440 5,614
THPT Mortgage Trust , Series 2023-THL , Class A , 7 .23% , 12/10/34 (a) (c) (e) ............. 3,043 3,060
29,853
Private CMO Floating (1.4%):
Bellemeade Re Ltd. , Series 2022-1 , Class B1 , 9 .15% ( SOFR30A + 550 bps ) , 1/26/32 , Callable
1/25/27 @ 100 (a) (f) ................................................. 2,400 2,444
Connecticut Avenue Securities Trust .........................................
Series 2020-R01 , Class 1B1 , 7 .01% ( SOFR30A + 336 bps ) , 1/25/40 , Callable 1/25/27 @
100 (a) (f) ......................................................... 4,020 4,073
Series 2020-R02 , Class 2B1 , 6 .76% ( SOFR30A + 311 bps ) , 1/25/40 , Callable 1/25/27 @
100 (a) (f) ......................................................... 8,502 8,606
Series 2021-R01 , Class 1B2 , 9 .65% ( SOFR30A + 600 bps ) , 10/25/41 , Callable 10/25/26 @
100 (a) (f) ......................................................... 4,610 4,705
Series 2021-R02 , Class 2B2 , 9 .85% ( SOFR30A + 620 bps ) , 11/25/41 , Callable 11/25/26 @
100 (a) (f) ......................................................... 3,688 3,781
Series 2021-R03 , Class 1B2 , 9 .15% ( SOFR30A + 550 bps ) , 12/25/41 , Callable 12/25/26 @
100 (a) (f) ......................................................... 5,895 6,038

Victory Portfolios IV
Victory Pioneer Multi-Asset Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
April 30, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Series 2022-R01 , Class 1B2 , 9 .65% ( SOFR30A + 600 bps ) , 12/25/41 , Callable 12/25/26 @
100 (a) (f) ......................................................... $ 5,360 $ 5,509
Series 2022-R05 , Class 2B2 , 10 .65% ( SOFR30A + 700 bps ) , 4/25/42 , Callable 4/25/27 @
100 (a) (f) ......................................................... 6,000 6,319
Federal Home Loan Mortgage Corporation Multifamily Structured Credit Risk Trust .......
Series 2021-MN1 , Class B1 , 11 .40% ( SOFR30A + 775 bps ) , 1/25/51 , Callable 1/25/29 @
100 (a) (f) ......................................................... 899 986
Series 2021-MN3 , Class M1 , 5 .95% ( SOFR30A + 230 bps ) , 11/25/51 , Callable 7/25/36 @
100 (a) (f) ......................................................... 1,062 1,063
Federal Home Loan Mortgage Corporation STACR REMIC Trust ....................
Series 2020-DNA6 , Class B2 , 9 .30% ( SOFR30A + 565 bps ) , 12/25/50 , Callable 12/25/30
@ 100 (a) (f) ....................................................... 2,675 3,067
Series 2020-HQA5 , Class B2 , 11 .05% ( SOFR30A + 740 bps ) , 11/25/50 , Callable 11/25/30
@ 100 (a) (f) ....................................................... 1,900 2,310
Series 2021-DNA1 , Class B2 , 8 .40% ( SOFR30A + 475 bps ) , 1/25/51 , Callable 1/25/31 @
100 (a) (f) ......................................................... 2,765 3,074
Series 2021-DNA2 , Class B2 , 9 .65% ( SOFR30A + 600 bps ) , 8/25/33 , Callable 8/25/33 @
100 (a) (f) ......................................................... 795 980
Series 2021-DNA3 , Class B2 , 9 .90% ( SOFR30A + 625 bps ) , 10/25/33 , Callable 10/25/33
@ 100 (a) (f) ....................................................... 2,170 2,716
Series 2021-DNA5 , Class B2 , 9 .15% ( SOFR30A + 550 bps ) , 1/25/34 (a) (f) ........... 3,530 4,283
Series 2021-DNA7 , Class B2 , 11 .45% ( SOFR30A + 780 bps ) , 11/25/41 , Callable 11/25/26
@ 100 (a) (f) ....................................................... 3,480 3,598
Series 2021-HQA1 , Class B2 , 8 .65% ( SOFR30A + 500 bps ) , 8/25/33 (a) (f) ........... 5,405 6,330
Series 2021-HQA2 , Class B2 , 9 .10% ( SOFR30A + 545 bps ) , 12/25/33 (a) (f) .......... 1,310 1,588
Series 2021-HQA3 , Class B2 , 9 .90% ( SOFR30A + 625 bps ) , 9/25/41 , Callable 9/25/26 @
100 (a) (f) ......................................................... 1,970 2,005
Series 2022-DNA1 , Class B2 , 10 .75% ( SOFR30A + 710 bps ) , 1/25/42 , Callable 1/25/27 @
100 (a) (f) ......................................................... 3,450 3,584
Series 2022-DNA2 , Class B2 , 12 .15% ( SOFR30A + 850 bps ) , 2/25/42 , Callable 2/25/27 @
100 (a) (f) ......................................................... 2,650 2,793
Federal Home Loan Mortgage Corporation STACR Trust ..........................
Series 2019-DNA3 , Class B2 , 11 .91% ( SOFR30A + 826 bps ) , 7/25/49 , Callable 2/25/28 @
100 (a) (f) ......................................................... 6,608 7,290
Series 2019-DNA4 , Class B2 , 10 .01% ( SOFR30A + 636 bps ) , 10/25/49 , Callable 12/25/28
@ 100 (a) (f) ....................................................... 3,150 3,428
Series 2019-FTR3 , Class B2 , 8 .58% ( SOFR30A + 491 bps ) , 9/25/47 , Callable 12/25/29 @
100 (a) (f) ......................................................... 8,395 9,162
Series 2019-FTR4 , Class B2 , 8 .76% ( SOFR30A + 511 bps ) , 11/25/47 , Callable 12/25/29 @
100 (a) (f) ......................................................... 3,020 3,314
Home Re Ltd. , Series 2023-1 , Class M1B , 8 .25% ( SOFR30A + 460 bps ) , 10/25/33 , Callable
7/25/28 @ 100 (a) (f) ................................................. 790 808
Multifamily Connecticut Avenue Securities Trust ................................
Series 2019-01 , Class CE , 12 .51% ( SOFR30A + 886 bps ) , 10/25/49 (a) (f) ............ 5,750 5,848
Series 2019-01 , Class M10 , 7 .01% ( SOFR30A + 336 bps ) , 10/25/49 (a) (f) ............ 1,515 1,536
Series 2020-01 , Class M10 , 7 .51% ( SOFR30A + 386 bps ) , 3/25/50 (a) (f) ............. 1,984 2,013
STACR Trust , Series 2018-HRP2 , Class B2 , 14 .26% ( SOFR30A + 1061 bps ) , 2/25/47 , Callable
11/25/28 @ 100 (a) (f) ................................................ 5,880 7,054
Triangle Re Ltd. , Series 2023-1 , Class M1A , 7 .05% ( SOFR30A + 340 bps ) , 11/25/33 , Callable
7/25/28 @ 100 (a) (f) ................................................. 1,936 1,948
122,253
Private CMO Other (0.1%):
Global Mortgage Securitization Ltd. .........................................
Series 2004-A , Class B1 , 5 .25% , 11/25/32 , Callable 5/25/26 @ 100 (a) ............. 12 4
Series 2004-A , Class B2 , 5 .25% , 11/25/32 , Callable 5/25/26 @ 100 (a) ............. 176 — (g)
J.P. Morgan Mortgage Trust , Series 2026-ACES1 , Class B1 , 6 .50% , 4/25/66 , Callable 2/25/31
@ 100 (a) (c) ....................................................... 12,360 12,246
12,250
Total Collateralized Mortgage Obligations (Cost $156,037)
a
a
a
164,356

Victory Portfolios IV
Victory Pioneer Multi-Asset Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
April 30, 2026
Security Description Shares
a
Value
(000)
Common Stocks (49.9%)
Communication Services (0.9%):
Pinterest, Inc. , Class A (h) ................................................. 430,597 $ 8,465
T-Mobile US, Inc. ...................................................... 360,214 70,422
78,887
Consumer Discretionary (0.9%):
Brightstar Lottery PLC ................................................... 3,052,046 40,073
Darden Restaurants, Inc. .................................................. 64,529 12,942
General Motors Co. ..................................................... 54,072 4,158
Honma Golf Ltd. (a) (h) ................................................... 5,055,000 1,904
Hyundai Motor Co. ..................................................... 11,464 4,104
Kia Corp. ............................................................ 26,274 2,689
Nitori Holdings Co. Ltd. .................................................. 875,800 12,400
78,270
Consumer Staples (1.7%):
Associated British Foods PLC .............................................. 991,989 24,661
Bakkafrost P/F ......................................................... 82,922 4,135
Conagra Brands, Inc. .................................................... 406,472 5,833
Fomento Economico Mexicano SAB de CV , ADR ............................... 603,298 71,334
Magnit PJSC (h) (i) ...................................................... 195,032 —
Unilever PLC ......................................................... 712,672 41,671
X5 Retail Group NV , GDR (d) (h) (i) .......................................... 48,325 —
147,634
Energy (6.7%):
APA Corp. ............................................................ 138,724 5,650
BW LPG Ltd. (a) ....................................................... 2,175,948 43,421
Coterra Energy, Inc. ..................................................... 249,175 8,948
Energy Transfer LP ..................................................... 2,158,739 43,585
Enterprise Products Partners LP ............................................. 594,844 23,020
Expand Energy Corp. .................................................... 433,550 44,287
HF Sinclair Corp. ....................................................... 1,151,318 77,380
LUKOIL PJSC (h) (i) ..................................................... 47,954 —
MPLX LP ............................................................ 872,763 49,110
Ovintiv, Inc. .......................................................... 871,040 53,613
Permian Resources Corp. , Class A ........................................... 2,310,029 49,943
Plains All American Pipeline LP ............................................ 364,794 8,398
Range Resources Corp. ................................................... 403,881 17,569
Rosneft Oil Co. PJSC (h) (i) ................................................ 1,271,403 —
Shell PLC , ADR ....................................................... 1,149,016 104,181
SM Energy Co. ........................................................ 365,411 11,339
Tourmaline Oil Corp. .................................................... 244,900 11,863
Viper Energy, Inc. , Class A ................................................ 93,812 4,632
Western Midstream Partners LP ............................................. 249,581 10,852
567,791
Financials (19.4%):
ABN AMRO Bank NV , Class CV ........................................... 713,049 24,763
AGNC Investment Corp. ................................................. 1,527,394 16,832
Angel Oak Mortgage REIT, Inc. ............................................ 944,060 8,563
Banco Bilbao Vizcaya Argentaria SA ......................................... 614,255 13,561
Banco de Sabadell SA ................................................... 21,800,259 84,383
Bank of America Corp. ................................................... 7,557,197 404,008
Bank of Ireland Group PLC ............................................... 3,000,917 58,959
BlackRock TCP Capital Corp. .............................................. 2,118,828 9,153
BNP Paribas SA ........................................................ 195,305 20,453
Capital One Financial Corp. ............................................... 122,358 23,407
Citizens Financial Group, Inc. .............................................. 1,057,622 68,798
Danske Bank A/S ....................................................... 613,426 31,533
DNB Bank ASA ........................................................ 787,655 23,856
Edenred SE ........................................................... 1,148,377 28,681
First Abu Dhabi Bank PJSC ............................................... 165,590 792
FS KKR Capital Corp. ................................................... 1,201,418 13,516

Victory Portfolios IV
Victory Pioneer Multi-Asset Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
April 30, 2026
Security Description Shares
a
Value
(000)
Goldman Sachs BDC, Inc. ................................................ 274,421 $ 2,698
Grupo Financiero Banorte SAB de CV , Class O ................................. 10,403,600 112,966
Hana Financial Group, Inc. ................................................ 1,073,803 92,597
Huntington Bancshares, Inc. ............................................... 3,223,048 54,018
Intesa Sanpaolo SpA ..................................................... 4,366,045 29,592
KB Financial Group, Inc. ................................................. 822,295 88,982
KeyCorp ............................................................. 2,728,671 60,331
Ladder Capital Corp. , Class A .............................................. 528,740 5,435
Morgan Stanley Direct Lending Fund ........................................ 40,000 620
Nexi SpA (a) .......................................................... 19,402,341 92,180
Nordea Bank Abp ....................................................... 3,033,852 56,935
Regions Financial Corp. .................................................. 3,746,763 106,970
Rithm Capital Corp. ..................................................... 906,673 8,867
Two Harbors Investment Corp. ............................................. 511,976 5,924
U.S. Bancorp .......................................................... 1,902,916 107,819
1,657,192
Health Care (4.3%):
Bristol-Myers Squibb Co. ................................................. 2,149,555 130,242
Elevance Health, Inc. .................................................... 78,835 29,675
Pfizer, Inc. ............................................................ 1,564,705 41,778
Sanofi SA ............................................................ 1,589,044 148,863
Viatris, Inc. ........................................................... 751,615 11,229
361,787
Industrials (3.7%):
BayCurrent, Inc. ....................................................... 494,700 15,989
CSG NV (h) ........................................................... 47,994 1,037
Fuji Electric Co. Ltd. .................................................... 345,900 28,911
Hensoldt AG .......................................................... 308,177 27,894
Honeywell International, Inc. .............................................. 29,235 6,266
Hyundai Rotem Co. Ltd. .................................................. 286,922 51,941
Logista Integral SA ..................................................... 320,422 12,515
MasTec, Inc. (h) ........................................................ 63,660 25,085
Paychex, Inc. .......................................................... 634,157 58,742
Regal Rexnord Corp. .................................................... 139,319 29,958
Star Bulk Carriers Corp. .................................................. 1,077,637 27,081
Union Pacific Corp. ..................................................... 61,787 16,650
United Parcel Service, Inc. , Class B .......................................... 42,405 4,614
Webuild SpA .......................................................... 3,178,536 9,416
316,099
Information Technology (5.5%):
Adobe, Inc. (h) ......................................................... 328,461 80,834
Capgemini SE ......................................................... 275,709 33,329
Cisco Systems, Inc. ..................................................... 1,060,511 97,037
FUJIFILM Holdings Corp. ................................................ 1,397,500 25,798
International Business Machines Corp. ........................................ 244,299 56,428
QUALCOMM, Inc. ..................................................... 96,618 17,351
Samsung Electronics Co. Ltd. .............................................. 1,040,361 154,665
465,442
Materials (4.3%):
Amcor PLC ........................................................... 1,072,522 40,799
Barrick Mining Corp. .................................................... 1,656,003 65,147
Buzzi SpA ............................................................ 1,483,650 81,005
Celanese Corp. , Class A .................................................. 255,992 17,346
CRH PLC ............................................................ 576,879 68,314
Newmont Corp. ........................................................ 263,093 29,227
PPG Industries, Inc. ..................................................... 195,042 21,162
thyssenkrupp AG ....................................................... 2,890,767 34,216
Torex Gold Resources, Inc. ................................................ 288,200 11,869
369,085
Real Estate (0.5%):
BXP, Inc. ............................................................. 28,433 1,662

Victory Portfolios IV
Victory Pioneer Multi-Asset Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
April 30, 2026
Security Description Shares
a
Value
(000)
Crown Castle, Inc. ...................................................... 55,229 $ 4,903
Douglas Emmett, Inc. .................................................... 183,641 1,985
Gaming and Leisure Properties, Inc. ......................................... 122,382 5,931
Sino Land Co. Ltd. ...................................................... 6,162,000 9,826
SL Green Realty Corp. ................................................... 470,692 19,962
44,269
Utilities (2.0%):
CMS Energy Corp. ...................................................... 108,924 8,359
Eversource Energy ...................................................... 1,834,052 129,668
FirstEnergy Corp. ....................................................... 593,504 28,203
166,230
Total Common Stocks (Cost $3,491,995)
a
a
a
4,252,686
Preferred Stocks (0.0%)(j)
Financials (0.0%):(j)
First Horizon Corp. , Series F , 4 .70% (k) ....................................... 12,040 214
Total Preferred Stocks (Cost $217)
a
a
a
214
Principal Amount
(000)
Convertible Corporate Bonds (0.1%)
Financials (0.1%):
Redwood Trust, Inc. , 7 .75% , 6/15/27 ......................................... $ 9,685 9,782
Total Convertible Corporate Bonds (Cost $9,227)
a
a
a
9,782
Senior Secured Loans (0.1%)
Consumer Discretionary (0.0%):(j)
Clear Channel Outdoor Holdings, Inc., 2024 Refinancing Term Loan , 7 .77%
( SOFR01M + 400 bps ) , 8/23/28 (f) ........................................ $ 498 501
Lucky Bucks LLC, Priority First Out Exit Term Loan , 11 .25% ( SOFR06M + 750 bps ) , 10/2/28 (f) 14 13
Lucky Bucks LLC, Priority Second Out Term Loan , 6 .25% ( SOFR06M + 250 bps ) , 10/2/29 (f) . 29 22
536
Financials (0.0%):(j)
Eastern Power LLC (Eastern Covert Midco LLC) - Term Loan , 8 .40% ( SOFR01M + 475 bps ) ,
4/3/29 (f) ......................................................... 326 329
Health Care (0.1%):
U.S. Renal Care, Inc., Closing Date Term Loan , 8 .77% ( SOFR01M + 500 bps ) , 6/28/28 (f) .... 808 765
Industrials (0.0%):(j)
Groupe Solmax Inc., Initial Term Loan , 8 .71% ( SOFR03M + 475 bps ) , 7/24/28 (f) .......... 938 756
Materials (0.0%):(j)
Mativ Holdings, Inc., New Term B Loan , 8 .15% ( SOFR01M + 450 bps ) , 4/4/33 (f) .......... 313 311
Total Senior Secured Loans (Cost $2,910)
a
a
a
2,697
Corporate Bonds (3.0%)
Communication Services (0.1%):
Clear Channel Outdoor Holdings, Inc.
7 .75% , 4/15/28 , Callable 6/4/26 @ 100 (a) ................................. 570 574
7 .50% , 6/1/29 , Callable 6/4/26 @ 100 (a) .................................. 1,860 1,863
EchoStar Corp. , 6 .75% , 11/30/30 , Callable 11/30/26 @ 102 (l) ....................... 10,853 11,012
13,449
Energy (0.2%):
PBF Holding Co. LLC/PBF Finance Corp. , 9 .88% , 3/15/30 , Callable 3/15/27 @ 104.94 (a) ... 14,200 15,258

Victory Portfolios IV
Victory Pioneer Multi-Asset Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
April 30, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Information Technology (2.5%):
Oracle Corp.
3 .80% , 11/15/37 , Callable 5/15/37 @ 100 .................................. $ 45,257 $ 35,786
3 .60% , 4/1/50 , Callable 10/1/49 @ 100 ................................... 67,968 40,694
3 .95% , 3/25/51 , Callable 9/25/50 @ 100 .................................. 19,645 12,349
5 .95% , 9/26/55 , Callable 3/26/55 @ 100 .................................. 57,379 48,062
3 .85% , 4/1/60 , Callable 10/1/59 @ 100 ................................... 11,386 6,598
4 .10% , 3/25/61 , Callable 9/25/60 @ 100 .................................. 89,349 54,138
6 .13% , 8/3/65 , Callable 2/3/65 @ 100 .................................... 19,247 16,047
213,674
Real Estate (0.2%):
Alexandria Real Estate Equities, Inc.
3 .00% , 5/18/51 , Callable 11/18/50 @ 100 .................................. 10,844 6,686
3 .55% , 3/15/52 , Callable 9/15/51 @ 100 .................................. 13,631 9,189
15,875
Total Corporate Bonds (Cost $274,005)
a
a
a
258,256
Insurance-Linked Securities (0.6%)
Collateralized Reinsurance (0.0%):(j)
Multiperil - Worldwide - (0.0%):(j)
Gamboge Re , 3/31/30 (h) (i) (m) ............................................. 4,000 642
Merion Re , 2025-1 , 12/31/30 (h) (i) (m) ........................................ 1,000 16
658
Event Linked Bonds (0.6%):
Earthquake - California - (0.0%):(j)
Sutter Re , 10 .26% ( FHMMUSTF + 675 bps ) , 6/19/26 (a) (f) (i) ......................... 500 501
TorRey Pines Re
9 .58% , ( JMMMUSTF + 604 bps ) , 6/7/27 (a) (f) (i) ............................. 250 259
10 .65% , ( JMMMUSTF + 711 bps ) , 6/7/27 , Callable 6/7/26 @ 102.25 (a) (f) (i) ......... 250 258
Earthquake - U.S. - (0.0%):(j)
Acorn Re , 6 .62% ( GSMMUSTF + 310 bps ) , 11/5/27 , Callable 6/4/26 @ 102.5 (a) (f) (i) ....... 500 506
Flood - U.S. - (0.0%):(j)
FloodSmart Re , 17 .87% ( FHMMUSTF + 1436 bps ) , 3/12/27 (a) (f) (i) .................... 1,500 1,568
Health - U.S. - (0.1%):
Vitality Re XIV
7 .01% , ( FHMMUSTF + 350 bps ) , 1/5/27 (a) (f) (i) ............................. 3,250 3,282
8 .01% , ( FHMMUSTF + 450 bps ) , 1/5/27 (a) (f) (i) ............................. 600 609
Multiperil - Florida - (0.0%):(j)
Sanders Re III , 11 .27% ( BRMMUSDF + 772 bps ) , 6/5/26 (a) (f) (i) ...................... 650 653
Multiperil - U.S. - (0.5%):
Aquila Re , 8 .94% ( BRMMUSDF + 539 bps ) , 6/7/27 , Callable 6/4/26 @ 106 (a) (f) (i) ........ 500 511
Bonanza Re
7 .26% , ( MSMMUSTF + 375 bps ) , 12/19/27 (a) (f) (i) ........................... 250 252
9 .01% , ( MSMMUSTF + 550 bps ) , 12/19/27 (a) (f) (i) ........................... 1,000 1,005
Four Lakes Re
9 .35% , ( BRMMUSDF + 552 bps ) , 1/7/27 , Callable 6/4/26 @ 102.5 (a) (f) (i) .......... 250 253
12 .47% , ( BRMMUSDF + 970 bps ) , 1/7/27 , Callable 6/4/26 @ 103.25 (a) (f) (i) ......... 250 251
9 .05% , ( BRMMUSDF + 550 bps ) , 1/7/28 , Callable 12/31/26 @ 102 (a) (f) (i) .......... 250 255
11 .80% , ( BRMMUSDF + 825 bps ) , 1/7/28 , Callable 12/31/26 @ 102.75 (a) (f) (i) ....... 250 252
Fuchsia , 2024-1 , 8 .66% ( FRMMUSTI + 514 bps ) , 4/6/28 , Callable 6/4/26 @ 104 (a) (f) (i) ..... 1,000 1,023
Herbie Re , 10 .79% ( JMMMUSTF + 725 bps ) , 1/8/29 , Callable 12/31/27 @ 102 (a) (f) (i) ...... 500 502
High Point Re , 9 .19% ( BRMMUSDF + 564 bps ) , 1/6/27 , Callable 6/4/26 @ 102.25 (a) (f) (i) ... 2,000 2,023
Merna Re II
11 .89% , ( GSMMUSTI + 838 bps ) , 7/7/26 (a) (f) (i) ............................. 1,300 1,314
10 .98% , ( GSMMUSTI + 747 bps ) , 7/7/27 (a) (f) (i) ............................. 750 772
12 .00% , ( GSMMUSTI + 849 bps ) , 7/7/27 , Callable 6/30/26 @ 103.25 (a) (f) (i) ........ 1,500 1,541

Victory Portfolios IV
Victory Pioneer Multi-Asset Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
April 30, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Mystic Re
15 .51% , ( GSMMUSTI + 1200 bps ) , 1/8/27 (a) (f) (i) ............................ $ 1,750 $ 1,757
8 .41% , ( GSMMUSTI + 490 bps ) , 1/10/28 (a) (f) (i) ............................. 250 251
Residential Re
11 .13% , ( JMMMUSTF + 759 bps ) , 12/6/26 (a) (f) (i) ........................... 500 506
9 .51% , ( JMMMUSTF + 597 bps ) , 12/6/27 (a) (f) (i) ............................ 750 777
12 .24% , ( JMMMUSTF + 870 bps ) , 12/6/27 (a) (f) (i) ........................... 1,250 1,286
8 .92% , ( JMMMUSTF + 538 bps ) , 12/6/28 (a) (f) (i) ............................ 1,000 1,020
10 .48% , ( JMMMUSTF + 694 bps ) , 12/6/28 (a) (f) (i) ........................... 1,000 1,010
Sanders Re
7 .54% , ( BRMMUSDF + 399 bps ) , 4/7/29 (a) (f) (i) ............................. 2,500 2,535
8 .91% , ( BRMMUSDF + 536 bps ) , 4/7/29 (a) (f) (i) ............................. 2,500 2,530
Sanders Re III
9 .02% , ( BRMMUSDF + 547 bps ) , 4/7/27 (a) (f) (i) ............................. 1,600 1,627
9 .11% , ( BRMMUSDF + 556 bps ) , 4/7/28 (a) (f) (i) ............................. 750 777
Solomon Re , 9 .03% ( GSMMUSTI + 552 bps ) , 6/8/26 (a) (f) (i) ......................... 250 251
Multiperil - U.S. & Canada - (0.0%):(j)
Atlas Re , 15 .88% ( SOFR + 1222 bps ) , 6/8/27 (a) (f) (i) ............................... 750 807
Easton Re , 11 .05% ( BRMMUSDF + 750 bps ) , 1/8/27 (a) (f) (i) ......................... 500 505
Galileo Re , 10 .51% ( GSMMUSTI + 700 bps ) , 1/7/28 , Callable 6/4/26 @ 104.5 (a) (f) (i) ...... 1,250 1,288
Kilimanjaro II Re
9 .80% , ( BRMMUSDF + 625 bps ) , 6/30/28 , Callable 8/8/26 @ 102.25 (a) (f) (i) ......... 250 260
10 .80% , ( BRMMUSDF + 725 bps ) , 6/30/28 , Callable 7/8/26 @ 102.5 (a) (f) (i) ......... 750 785
Multiperil - U.S. Regional - (0.0%):(j)
Aquila Re
10 .78% , ( BNMMDTSC + 726 bps ) , 6/8/26 (a) (f) (i) ............................ 500 502
12 .35% , ( BNMMDTSC + 883 bps ) , 6/8/26 (a) (f) (i) ............................ 250 252
Multiperil - Worldwide - (0.0%):(j)
Atlas Capital , 11 .23% ( SOFR + 757 bps ) , 6/5/26 (a) (f) (i) ............................ 1,250 1,260
Cat Re , 2001 , 15 .78% ( JMMMUSTF + 1224 bps ) , 1/8/27 (a) (f) (i) ...................... 750 758
Kendall Re , 9 .76% ( GSMMUSTI + 625 bps ) , 4/30/27 (a) (f) (i) ......................... 1,000 1,020
Silk Road Re , 9 .52% ( BNMMDTSC + 600 bps ) , 1/10/28 , Callable 6/4/26 @ 104.75 (a) (f) (i) ... 500 504
Wind Storm - Florida - (0.0%):(j)
Marlon Re , 10 .85% ( JMMMUSTF + 731 bps ) , 6/7/27 , Callable 7/1/26 @ 104.25 (a) (f) (i) ..... 250 260
Merna Re II , 12 .26% ( GSMMUSTI + 875 bps ) , 7/7/27 (a) (f) (i) ........................ 750 771
Palm Re , 13 .22% ( BNMMDTSC + 970 bps ) , 6/7/27 , Callable 6/4/26 @ 104.5 (a) (f) (i) ....... 250 260
Purple Re , 12 .67% ( JMMMUSTF + 913 bps ) , 6/7/27 (a) (f) (i) ......................... 500 515
Wind Storm - Massachusetts - (0.0%):(j)
Mayflower Re , 8 .44% ( FHMMUSTF + 493 bps ) , 7/8/27 , Callable 7/8/26 @ 101.25 (a) (f) (i) ... 1,000 1,017
Wind Storm - Mexico - (0.0%):(j)
International Bank for Reconstruction & Development
15 .86% , ( SOFR + 1222 bps ) , 4/24/28 (a) (f) (i) ................................ 250 268
17 .36% , ( SOFR + 1372 bps ) , 4/24/28 (a) (f) (i) ................................ 250 259
Wind Storm - North Carolina - (0.0%):(j)
Blue Ridge Re
8 .76% , ( FHMMUSTF + 525 bps ) , 1/8/27 (a) (f) (i) ............................. 750 758
11 .50% , ( FHMMUSTF + 799 bps ) , 1/8/27 (a) (f) (i) ............................ 1,250 1,262
Wind Storm - Texas - (0.0%):(j)
Alamo Re
12 .59% , ( FHMMUSTF + 908 bps ) , 6/7/26 (a) (f) (i) ............................ 1,500 1,508
10 .05% , ( FHMMUSTF + 654 bps ) , 6/7/27 (a) (f) (i) ............................ 500 500
11 .94% , ( FHMMUSTF + 843 bps ) , 6/7/27 (a) (f) (i) ............................ 250 250
Wind Storm - U.S. - (0.0%):(j)
Merna Re , 13 .98% ( GSMMUSTI + 1047 bps ) , 7/7/26 (a) (f) (i) ......................... 1,600 1,623
Wind Storm - U.S. Multistate - (0.0%):(j)
Gateway Re , 9 .45% ( BRMMUSDF + 590 bps ) , 7/8/27 , Callable 6/16/26 @ 103.25 (a) (f) (i) .... 250 254
Wind Storm - U.S. Regional - (0.0%):(j)

Victory Portfolios IV
Victory Pioneer Multi-Asset Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
April 30, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Citrus Re , 10 .14% ( BRMMUSDF + 659 bps ) , 6/7/26 (a) (f) (i) ......................... $ 1,000 $ 1,003
50,366
Reinsurance Sidecars (0.0%):(j)
Multiperil - Worldwide - (0.0%):(j)
Alturas Re
7/31/26 (h) (i) (n) .................................................... 1,000 28
12/31/27 (h) (i) (n) ................................................... 25 — (g)
Sector Re V
12/1/29 (a) (i) (m) (o) .................................................. 2 188
12/1/29 (a) (d) (i) (m) (o) ............................................... 2 219
Thopas Re
12/31/26 (h) (i) (n) ................................................... 1,500 22
12/31/26 (h) (i) (n) ................................................... 1,000 4
12/31/28 (h) (i) (n) ................................................... 2,500 —
12/31/29 (h) (i) (n) ................................................... 2,500 12
12/31/30 (h) (i) (n) ................................................... 2,500 127
Viribus Re
12/31/26 (h) (i) (n) ................................................... 1,500 —
12/31/28 (h) (i) (n) ................................................... 2,000 —
600
Total Insurance-Linked Securities (Cost $50,887)
a
a
a
51,624
Equity Linked Notes (22.9%)
Communication Services (1.2%):
BNP Paribas Issuance BV (Pinterest, Inc.) , 20 .77% , 3/23/27 ........................ 1,285 24,341
Canadian Imperial Bank of Commerce (T-Mobile US, Inc.) , 9 .70% , 3/19/27 ............. 37 7,432
Mizuho Structured Products BV (T-Mobile US, Inc.) , 10 .12% , 3/22/27 ................. 37 7,327
The Toronto-Dominion Bank (Reddit, Inc.) , 24 .37% , 4/9/27 ........................ 160 22,369
Wells Fargo Bank NA (Netflix, Inc.) , 13 .15% , 3/9/27 ............................. 287 25,805
Wells Fargo Bank NA (Pinterest, Inc.) , 15 .18% , 10/13/26 .......................... 300 6,433
Wells Fargo Bank NA (Stubhub Holdings, Inc.) , 34 .45% , 10/16/26 .................... 188 1,783
95,490
Consumer Discretionary (3.9%):
Bank of America NA (Brightstar Lottery PLC) , 14 .14% , 8/24/26 ..................... 575 7,418
BNP Paribas Issuance BV (General Motors Co.) , 11 .03% , 2/8/27 (a) ................... 266 21,059
Citigroup Global Markets Holdings, Inc. (General Motors Co.) , 10 .70% , 11/3/26 (a) ....... 235 17,085
Citigroup Global Markets Holdings, Inc. (YETI Holdings, Inc.) , 14 .68% , 11/19/26 (a) ...... 551 20,547
Goldman Sachs Bank USA (YETI Holdings, Inc.) , 13 .50% , 8/24/26 ................... 257 9,290
HSBC Bank PLC (Amazon.com, Inc.)
9 .35% , 7/28/26 .................................................... 123 29,810
11 .11% , 12/31/26 ................................................... 93 22,395
HSBC Bank PLC (Genuine Parts Co.) , 10 .88% , 3/8/27 ............................ 136 14,896
JPMorgan Chase Bank NA (Amazon.com, Inc.)
9 .39% , 9/24/26 .................................................... 158 38,509
11 .10% , 2/8/27 ..................................................... 63 15,777
JPMorgan Chase Bank NA (Lululemon Athletica, Inc.) , 17 .02% , 3/8/27 , Callable 4/10/27 @
100 ............................................................. 89 13,700
Mizuho Markets Cayman LP (Airbnb, Inc.) , 14 .10% , 5/8/26 ........................ 76 10,201
Mizuho Markets Cayman LP (Brightstar Lottery PLC) , 13 .96% , 8/17/26 ............... 368 4,903
Mizuho Markets Cayman LP (Crocs, Inc.) , 15 .34% , 7/10/26 ........................ 210 21,124
Mizuho Markets Cayman LP (General Motors Co.) , 10 .92% , 12/30/26 ................. 172 13,319
The Toronto-Dominion Bank (Amazon.com, Inc.) , 11 .40% , 12/30/26 .................. 93 22,549
Wells Fargo Bank NA (Airbnb, Inc.) , 10 .90% , 12/30/26 ............................ 209 27,894
Wells Fargo Bank NA (Amazon.com, Inc.) , 9 .01% , 9/17/26 ......................... 103 25,473
335,949
Consumer Staples (0.9%):
BNP Paribas Issuance BV (BJ's Wholesale Club Holdings, Inc.) , 9 .43% , 10/14/26 (a) ....... 210 18,976
Canadian Imperial Bank of Commerce (BJ's Wholesale Club Holdings, Inc.) , 9 .95% , 11/24/26 142 13,479

Victory Portfolios IV
Victory Pioneer Multi-Asset Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
April 30, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Citigroup Global Markets Holdings, Inc. (Celsius Holdings, Inc.)
20 .96% , 11/18/26 (a) ................................................. $ 289 $ 10,628
21 .03% , 11/19/26 (a) ................................................. 298 11,165
JPMorgan Chase Bank NA (Celsius Holdings, Inc.) , 19 .70% , 4/27/27 .................. 462 15,758
The Toronto-Dominion Bank (Celsius Holdings, Inc.) , 19 .81% , 12/15/26 ............... 241 8,599
Wells Fargo Bank NA (Simply Good Foods Co.) , 12 .83% , 1/27/27 .................... 175 2,680
81,285
Energy (1.3%):
Canadian Imperial Bank of Commerce (HF Sinclair Corp.) , 12 .51% , 1/26/27 ............ 213 12,750
Citigroup Global Markets Holdings, Inc. (HF Sinclair Corp.)
15 .37% , 6/8/26 (a) .................................................. 351 13,922
25 .36% , 6/12/26 .................................................... 410 25,762
HSBC Bank Plc (Range Resources Corp.) , 13 .00% , 5/8/26 ......................... 532 20,522
Mizuho Markets Cayman LP (Range Resources Corp.)
11 .41% , 9/18/26 .................................................... 351 12,974
12 .54% , 10/20/26 ................................................... 328 13,213
Royal Bank of Canada (Ovintiv, Inc.) , 13 .39% , 9/18/26 (a) .......................... 216 9,899
Wells Fargo Bank NA (HF Sinclair Corp.) , 13 .01% , 2/11/27 ........................ 298 16,748
125,790
Financials (1.8%):
BNP Paribas Issuance BV (Capital One Financial Corp.) , 11 .83% , 3/9/27 ............... 115 22,851
Goldman Sachs Bank USA (PayPal Holdings, Inc.) , 13 .34% , 12/31/26 ................. 236 12,316
HSBC Bank PLC (PayPal Holdings, Inc.) , 13 .40% , 12/30/26 ........................ 354 18,553
JPMorgan Chase Bank NA (PayPal Holdings, Inc.) , 11 .91% , 6/25/26 .................. 146 7,707
JPMorgan Chase Bank NA (Worldline SA) , 23 .98% , 9/29/26 ........................ 1,902 2,111
Merrill Lynch BV (Apollo Global Management, Inc.) , 16 .32% , 4/1/27 ................. 75 8,949
Mizuho Markets Cayman LP (Apollo Global Management, Inc.) , 23 .76% , 6/18/26 ........ 150 18,165
Mizuho Markets Cayman LP (PayPal Holdings, Inc.)
12 .13% , 5/14/26 .................................................... 138 7,009
10 .84% , 8/7/26 .................................................... 159 8,277
11 .12% , 9/29/26 .................................................... 220 11,509
Royal Bank of Canada (PayPal Holdings, Inc.) , 14 .42% , 11/12/26 (a) .................. 187 10,627
The Toronto-Dominion Bank (PayPal Holdings, Inc.) , 13 .97% , 2/12/27 ................ 541 24,152
Wells Fargo Bank NA (Coinbase Global, Inc.) , 18 .37% , 6/25/26 ..................... 31 5,972
158,198
Health Care (0.7%):
BNP Paribas Issuance BV (BioNTech SE) , 17 .02% , 6/18/26 (a) ...................... 96 9,828
HSBC Bank PLC (Biogen, Inc.) , 11 .35% , 10/14/26 ............................... 81 13,365
HSBC Bank PLC (Humana, Inc.) , 13 .62% , 8/10/26 ............................... 58 13,762
Mizuho Markets Cayman LP (New Amsterdam Pharma Co. NV) , 19 .56% , 10/20/26 ....... 199 5,878
Wells Fargo Bank NA (Hims & Hers Health, Inc.) , 33 .63% , 5/8/26 .................... 209 5,805
48,638
Industrials (2.8%):
Bank of America NA (Trex Co., Inc.) , 15 .59% , 1/27/27 ............................ 258 10,192
Bank of Montreal (Red Cat Holdings, Inc.) , 33 .95% , 5/4/27 (a) ....................... 456 6,365
Canadian Imperial Bank of Commerce (MasTe, Inc.) , 14 .40% , 12/23/26 ................ 47 11,494
Citigroup Global Markets Holdings, Inc. (AeroVironment, Inc.) , 23 .16% , 5/5/27 .......... 27 5,456
Citigroup Global Markets Holdings, Inc. (Generac Holdings, Inc.) , 12 .20% , 7/30/26 (a) ..... 72 12,189
Citigroup Global Markets Holdings, Inc. (Kratos Defense & Security Solutions, Inc.) , 23 .16% ,
5/5/27 ........................................................... 84 5,520
Citigroup Global Markets Holdings, Inc. (MasTe, Inc.) , 14 .93% , 2/8/27 (a) .............. 62 16,660
Citigroup Global Markets Holdings, Inc. (Regal Rexnord Corp.)
15 .54% , 12/15/26 (a) ................................................. 95 15,036
14 .28% , 2/8/27 (a) .................................................. 99 16,451
14 .08% , 2/11/27 (a) .................................................. 140 24,829
JP Morgan Structured Products BV (MasTe, Inc.) , 15 .42% , 10/26/26 .................. 32 7,121
Mizuho Markets Cayman LP (Forgent Power Solutions, Inc.) , 18 .13% , 4/23/27 ........... 501 17,432
Mizuho Markets Cayman LP (Regal Rexnord Corp.) , 15 .64% , 12/11/26 ................ 71 11,183
Royal Bank of Canada (Regal Rexnord Corp.) , 14 .00% , 2/10/27 (a) ................... 120 20,349
Royal Bank of Canada (Uber Technologies, Inc.) , 12 .59% , 2/16/27 (a) ................. 194 14,384
Royal Bank of Canada (United Rentals, Inc.) , 12 .08% , 2/10/27 (a) .................... 20 17,242

Victory Portfolios IV
Victory Pioneer Multi-Asset Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
April 30, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Wells Fargo Bank NA (MasTe, Inc.) , 14 .81% , 12/11/26 ............................ $ 48 $ 11,319
Wells Fargo Bank NA (Regal Rexnord Corp.) , 13 .93% , 2/16/27 ...................... 91 16,800
240,022
Information Technology (6.8%):
Bank of America (Advanced Micro Devices, Inc.) , 16 .06% , 5/19/26 ................... 93 10,453
Citigroup Global Markets Holdings, Inc. (Adobe, Inc.) , 12 .76% , 2/10/27 (a) ............. 65 16,760
Citigroup Global Markets Holdings, Inc. (Ondas, Inc.) , 31 .46% , 5/5/27 ................ 526 5,629
Citigroup Global Markets Holdings, Inc. (Salesforce, Inc.) , 16 .15% , 5/6/27 (a) ............ 92 16,474
Citigroup Global Markets Holdings, Inc. (Twilio, Inc.) , 16 .72% , 9/24/26 (a) ............. 118 13,218
HSBC Bank PLC (Adobe, Inc.) , 11 .13% , 12/31/26 ............................... 40 10,490
HSBC Bank PLC (Advanced Micro Devices, Inc.)
19 .49% , 10/20/26 ................................................... 55 14,000
20 .00% , 3/8/27 .................................................... 75 17,573
HSBC Bank PLC (Microsoft Corp.) , 10 .27% , 3/8/27 .............................. 40 16,162
HSBC Bank PLC (Salesforce, Inc.)
15 .00% , 3/9/27 .................................................... 126 23,176
14 .87% , 3/10/27 .................................................... 224 41,539
JP Morgan Structured Products BV (Dell Technologies, Inc.) , 17 .27% , 10/26/26 .......... 42 6,935
JPMorgan Chase Bank NA (Adobe, Inc.)
12 .02% , 12/22/26 (o) ................................................. 30 7,933
12 .50% , 2/8/27 .................................................... 51 13,197
JPMorgan Chase Bank NA (Ambarella, Inc.) , 20 .05% , 11/3/26 ...................... 80 5,629
JPMorgan Chase Bank NA (Axcelis Technologies, Inc.) , 17 .10% , 8/17/26 ............... 366 30,556
JPMorgan Chase Bank NA (First Solar, Inc.) , 16 .78% , 3/22/27 ....................... 40 8,178
JPMorgan Chase Bank NA (NVIDIA Corp.) , 15 .93% , 3/8/27 ........................ 82 16,218
JPMorgan Chase Bank NA (Salesforce, Inc.) , 13 .99% , 3/23/27 ...................... 80 14,618
Merrill Lynch BV (Adobe, Inc.) , 11 .88% , 9/18/26 ................................ 67 17,377
Merrill Lynch BV (Salesforce, Inc.) , 15 .32% , 4/8/27 .............................. 66 11,903
Merrill Lynch International & Co. CV (First Solar, Inc.) , 16 .60% , 3/19/27 .............. 40 8,081
Mizuho Markets Cayman LP (Advanced Micro Devices, Inc.)
16 .49% , 5/6/26 .................................................... 150 15,689
15 .29% , 9/22/26 .................................................... 77 13,249
18 .09% , 10/16/26 ................................................... 45 10,315
Mizuho Markets Cayman LP (Intuit, Inc.) , 17 .40% , 3/9/27 .......................... 60 22,917
Mizuho Markets Cayman LP (NetApp, Inc.) , 11 .22% , 10/28/26 ...................... 81 8,893
Royal Bank of Canada (Adobe, Inc.) , 14 .81% , 2/24/27 (a) .......................... 76 19,106
Royal Bank of Canada (Datadog, Inc.) , 18 .67% , 2/24/27 (a) ......................... 75 9,357
The Toronto-Dominion Bank (Adobe, Inc.) , 12 .40% , 12/16/26 ....................... 51 13,723
The Toronto-Dominion Bank (Intuit, Inc.) , 16 .20% , 2/24/27 ........................ 50 19,136
The Toronto-Dominion Bank (Trimble, Inc.) , 11 .62% , 4/22/27 ....................... 191 12,636
Wells Fargo Bank NA (Advanced Micro Devices, Inc.) , 15 .48% , 6/24/26 ............... 449 57,869
Wells Fargo Bank NA (Microsoft Corp.) , 10 .14% , 2/27/27 .......................... 49 19,794
Wells Fargo Bank NA (Okta, Inc.) , 16 .49% , 2/24/27 .............................. 108 8,324
Wells Fargo Bank NA (QUALCOMM, Inc.) , 11 .88% , 7/10/26 ....................... 68 11,511
568,618
Materials (3.5%):
Bank of America NA (Barrick Mining Corp.) , 12 .12% , 6/24/26 ...................... 1,015 23,100
Bank of America NA (thyssenkrupp AG)
19 .45% , 6/29/26 .................................................... 1,247 13,731
17 .00% , 9/23/26 .................................................... 989 13,513
BNP Paribas Issuance BV (Alcoa Corp.) , 18 .76% , 2/10/27 (a) ........................ 269 15,547
BNP Paribas Issuance BV (Barrick Mining Corp.) , 17 .87% , 4/8/27 .................... 314 12,168
Canadian Imperial Bank of Commerce (Celanese Corp.) , 21 .55% , 4/22/27 .............. 253 17,245
Citigroup Global Markets Holdings, Inc. (Barrick Mining Corp.) , 20 .68% , 6/2/26 (a) ....... 324 13,107
Citigroup Global Markets Holdings, Inc. (Newmont Corp.) , 17 .39% , 2/10/27 (a) .......... 160 17,855
Citigroup Global Markets Holdings, Inc. (USA Rare Earth, Inc.)
43 .47% , 11/13/26 (a) ................................................. 393 7,946
39 .52% , 11/27/26 (a) ................................................. 461 8,042
39 .47% , 12/2/26 (a) .................................................. 555 7,977
Goldman Sachs Bank USA (USA Rare Earth, Inc.) , 43 .86% , 11/6/26 .................. 457 10,205

Victory Portfolios IV
Victory Pioneer Multi-Asset Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
April 30, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
HSBC Bank PLC (Barrick Mining Corp.)
15 .87% , 11/2/26 .................................................... $ 417 $ 14,161
16 .10% , 12/4/26 .................................................... 360 13,991
JP Morgan Structured Products BV (B2Gold Corp.) , 20 .41% , 5/5/27 .................. 1,694 7,909
JPMorgan Chase Bank NA (B2Gold Corp.) , 17 .35% , 6/24/26 ....................... 2,841 11,109
JPMorgan Chase Bank NA (Newmont Corp.) , 16 .72% , 4/8/27 ....................... 116 12,297
Merrill Lynch BV (Newmont Corp.) , 12 .84% , 6/24/26 ............................ 384 23,513
The Toronto-Dominion Bank (Celanese Corp.) , 22 .41% , 3/30/27 ..................... 274 17,144
The Toronto-Dominion Bank (USA Rare Earth, Inc.) , 39 .23% , 11/25/26 ................ 677 11,827
Wells Fargo Bank NA (B2Gold Corp.) , 18 .36% , 5/6/26 ............................ 3,026 9,684
Wells Fargo Bank NA (Teck Resources Ltd.) , 12 .41% , 7/13/26 ...................... 390 17,711
299,782
Total Equity Linked Notes (Cost $1,964,546)
a
a
a
1,953,772
Yankee Dollars (1.8%)
Financials (0.9%):
BPCE SA , 3 .12% ( SOFR + 173 bps ) , 10/19/32 , Callable 10/19/31 @ 100 (a) (f) ............ 2,500 2,218
European Bank for Reconstruction & Development , 28 .00% , 9/27/27 , MTN ............. 197,470 3,806
Global Aircraft Leasing Co. Ltd. , 8 .75% , 9/1/27 , Callable 6/4/26 @ 104.38 (a) ............ 4,675 4,742
International Finance Corp.
10 .75% , 2/15/28 , MTN ............................................... 26,000 5,094
11 .50% , 1/16/30 , MTN ............................................... 153,575 30,418
Intesa Sanpaolo SpA , 7 .78% ( H15T1Y + 390 bps ) , 6/20/54 , Callable 6/20/53 @ 100 (a) (f) .... 15,621 18,114
Lloyds Banking Group PLC , 6 .75% ( H15T5Y + 315 bps ) , Callable 9/27/31 @ 100 (f) (k) ..... 10,000 10,288
Societe Generale SA , 6 .22% ( H15T1Y + 320 bps ) , 6/15/33 , Callable 6/15/32 @ 100 (a) (f) .... 6,220 6,431
81,111
Sovereign Bond (0.9%):
Brazil Letras do Tesouro Nacional , 4/1/27 (o) ................................... 186,200 33,407
Hungary Government Bond , 4 .50% , 5/27/32 .................................... 1,441,490 4,295
Indonesia Treasury Bond , 6 .88% , 4/15/29 ..................................... 161,493,000 9,388
Philippine Government Bond , 6 .75% , 9/15/32 .................................. 576,400 9,316
Russian Federal Bond - OFZ
0 .00% , 2/3/27 (b) (i) (p) ............................................... 59,074 —
0 .00% , 3/23/33 (b) (d) (i) (p) ............................................ 61,885 —
Trinidad & Tobago Government International Bond , 4 .50% , 8/4/26 (a) ................. 2,113 2,109
Turkiye Government Bond
36 .00% , 8/12/26 .................................................... 521,809 11,458
12 .40% , 3/8/28 .................................................... 176,760 2,667
72,640
Total Yankee Dollars (Cost $155,421)
a
a
a
153,751
U.S. Government Agency Mortgages (16.0%)
Federal Home Loan Mortgage Corporation
5 .50% , 8/1/45 - 2/1/56 ............................................... 348,779 353,159
5 .00% , 1/1/46 - 1/1/56 ............................................... 207,605 205,681
3 .00% , 8/1/50 - 8/1/52 ............................................... 6,508 5,776
2 .50% , 2/1/51 - 2/1/52 ............................................... 7,910 6,806
6 .00% , 6/1/53 - 3/1/55 ............................................... 92,039 94,656
6 .50% , 9/1/53 - 10/1/54 .............................................. 12,684 13,319
4 .50% , 10/1/53 - 2/1/56 .............................................. 22,160 21,431
700,828
Federal National Mortgage Association
5 .00% , 1/1/46 - 4/1/56 ............................................... 279,042 276,228
2 .50% , 8/1/50 - 2/1/52 ............................................... 40,092 34,436
3 .00% , 4/1/51 ..................................................... 280 251
5 .50% , 8/1/52 - 11/1/55 .............................................. 228,601 230,792
4 .50% , 9/1/52 - 7/1/55 ............................................... 72,810 70,451
6 .50% , 2/1/53 - 10/1/53 .............................................. 12,129 12,678

Victory Portfolios IV
Victory Pioneer Multi-Asset Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
April 30, 2026
(a) Rule 144A security or other security that is restricted as to resale to institutional investors. As of April 30, 2026, the fair value of these securities was
$868,778 (thousands) and amounted to 10.2% of net assets.
(b) Currently the issuer is in default with respect to interest and/or principal payments.
(c) The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at April 30, 2026.
(d) Security was fair valued using significant unobservable inputs as of April 30, 2026.
(e) Security is interest only.
(f) Variable or Floating-Rate Security. Rate disclosed is as of April 30, 2026.
(g) Rounds to less than $1 thousand.
(h) Non-income producing security.
(i) The following table details the earliest acquisition date, cost, and market value of the Fund's restricted securities due to trading restrictions at April 30,
2026 (amounts in thousands):
Security Description
Principal Amount
(000)
a
Value
(000)
6 .00% , 6/1/53 - 1/1/55 ............................................... $ 38,138 $ 38,994
663,830
Total U.S. Government Agency Mortgages (Cost $1,360,603)
a
a
a
1,364,658
U.S. Treasury Obligations (1.5%)
U.S. Treasury Bills
3 .41% , 5/21/26 (q) .................................................. 50,000 49,900
3 .46% , 5/26/26 (q) .................................................. 80,000 79,801
Total U.S. Treasury Obligations (Cost $129,702)
a
a
a
129,701
Total Investments (Cost $7,645,474) — 98.4% 8,388,513
Other assets in excess of liabilities —  1.6% 134,436
NET ASSETS - 100.00% $ 8,522,949
At April 30, 2026, the Fund's investments in foreign securities were 27.2% of net assets.
Security Name Acquisition Date Cost Value
Acorn Re ......................................................... 10/25/2024 $ 500 $ 506
Alamo Re ........................................................ 4/12/2023 1,500 1,508
Alamo Re ........................................................ 4/4/2024 250 250
Alamo Re ........................................................ 4/4/2024 500 500
Alturas Re , 2021-3 .................................................. 7/1/2021 82 28
Alturas Re , 2022-2 .................................................. 4/11/2023 — —
Aquila Re ........................................................ 5/10/2023 500 502
Aquila Re ........................................................ 4/26/2024 500 511
Aquila Re ........................................................ 5/10/2023 250 252
Atlas Capital ...................................................... 5/17/2023 1,250 1,260
Atlas Re ......................................................... 5/24/2024 750 807
Blue Ridge Re ..................................................... 11/14/2023 750 758
Blue Ridge Re ..................................................... 11/14/2023 1,250 1,262
Bonanza Re ....................................................... 12/16/2024 250 252
Bonanza Re ....................................................... 12/16/2024 1,000 1,005
Cat Re , 2001 ...................................................... 11/14/2023 750 758
Citrus Re ......................................................... 4/27/2023 1,000 1,003
Easton Re ........................................................ 5/16/2024 498 505
FloodSmart Re ..................................................... 2/29/2024 1,500 1,568
Four Lakes Re ..................................................... 12/11/2024 250 252
Four Lakes Re ..................................................... 12/11/2024 250 255
Four Lakes Re ..................................................... 12/8/2023 250 253
Four Lakes Re ..................................................... 12/8/2023 250 251
Fuchsia , 2024-1 .................................................... 12/18/2024 1,000 1,023
Galileo Re ........................................................ 12/4/2023 1,253 1,288
Gamboge Re ...................................................... 5/9/2024 1,295 642
Gateway Re ....................................................... 3/11/2024 250 254
Herbie Re ........................................................ 12/17/2024 500 502
High Point Re ..................................................... 12/1/2023 2,000 2,023
International Bank for Reconstruction & Development ........................ 4/3/2024 250 259
International Bank for Reconstruction & Development ........................ 5/1/2024 250 268

Victory Portfolios IV
Victory Pioneer Multi-Asset Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
April 30, 2026
(j) Amount represents less than 0.05% of net assets.
(k) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(l) All of the coupon is PIK.
(m) Issued as participation notes.
(n) Issued as preference shares.
(o) Zero-coupon bond.
(p) Stepped coupon security for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
(q) Rate represents the effective yield at April 30, 2026.
Security Name Acquisition Date Cost Value
Kendall Re ....................................................... 4/22/2024 $ 1,000 $ 1,020
Kilimanjaro II Re ................................................... 6/24/2024 750 785
Kilimanjaro II Re ................................................... 6/24/2024 250 260
LUKOIL PJSC ..................................................... 4/3/2020 3,354 —
Magnit PJSC ...................................................... 4/15/2020 12,537 —
Marlon Re ........................................................ 5/24/2024 250 260
Mayflower Re ..................................................... 6/21/2024 1,000 1,017
Merion Re , 2025-1 .................................................. 1/16/2025 — 16
Merna Re ........................................................ 4/5/2023 1,600 1,623
Merna Re II ....................................................... 4/5/2023 1,300 1,314
Merna Re II ....................................................... 5/8/2024 750 771
Merna Re II ....................................................... 5/8/2024 1,500 1,541
Merna Re II ....................................................... 5/8/2024 750 772
Mystic Re ........................................................ 12/17/2024 250 251
Mystic Re ........................................................ 12/12/2023 1,749 1,757
Palm Re ......................................................... 4/4/2024 250 260
Purple Re ........................................................ 4/2/2024 500 515
Residential Re ..................................................... 11/7/2023 750 777
Residential Re ..................................................... 11/4/2024 1,000 1,010
Residential Re ..................................................... 11/22/2022 500 506
Residential Re ..................................................... 11/7/2023 1,250 1,286
Residential Re ..................................................... 11/4/2024 1,000 1,020
Rosneft Oil Co. PJSC ................................................ 12/6/2019 9,625 —
Russian Federal Bond - OFZ ........................................... 9/14/2021 884 —
Russian Federal Bond - OFZ ........................................... 9/14/2021 824 —
Sanders Re ....................................................... 12/10/2024 2,500 2,535
Sanders Re ....................................................... 12/10/2024 2,500 2,530
Sanders Re III ..................................................... 5/24/2023 650 653
Sanders Re III ..................................................... 1/16/2024 750 777
Sanders Re III ..................................................... 3/24/2023 1,600 1,627
Sector Re V ....................................................... 12/4/2024 2 219
Sector Re V ....................................................... 12/31/2024 2 188
Silk Road Re ...................................................... 12/23/2024 500 504
Solomon Re ....................................................... 6/12/2023 250 251
Sutter Re ......................................................... 6/6/2023 500 501
Thopas Re , 2020 ................................................... 12/30/2019 — 5
Thopas Re , 2021 ................................................... 12/30/2020 — 22
Thopas Re , 2023 ................................................... 2/15/2023 — —
Thopas Re , 2024 ................................................... 2/2/2024 — 12
Thopas Re , 2025 ................................................... 1/10/2025 — 127
TorRey Pines Re ................................................... 1/29/2025 250 258
TorRey Pines Re ................................................... 7/16/2024 250 259
Viribus Re , 2019 ................................................... 3/25/2019 — —
Viribus Re , 2023 ................................................... 2/2/2023 — —
Vitality Re XIV .................................................... 1/25/2023 600 609
Vitality Re XIV .................................................... 1/25/2023 3,256 3,282
X5 Retail Group NV , GDR ............................................ 9/17/2020 1,738 —
Total (0.6% of net assets) $79,849 $51,624
ABS
—
Asset-Backed Securities
ADR
—
American Depositary Receipt
BNMMDTSC
—
Dreyfus Treasury Securities Cash Management Fund Yield
bps
—
Basis points

Victory Portfolios IV
Victory Pioneer Multi-Asset Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
April 30, 2026
BRMMUSDF
—
BlackRock Liquidity Fund Treasury Trust Fund Portfolio Fund Yield
CMO
—
Collateralized Mortgage Obligations
FRMMUSTI
—
Western Asset Institutional U.S. Treasury Reserves Fund Yield
FHMMUSTF
—
Federated Hermes US Treasury Cash Reserves Fund Yield
GDR
—
Global Depositary Receipt
GSMMUSTF
—
Goldman Sachs Money Market U.S. Treasury Fund Index
GSMMUSTI
—
Goldman Sachs Money Market U.S. Treasury Instrument Index
H15T1Y
—
1 Year Treasury Constant Maturity Rate, rate disclosed as of April 30, 2026.
H15T5Y
—
5 Year Treasury Constant Maturity Rate, rate disclosed as of April 30, 2026.
JMMMUSTF
—
JPMorgan 100% US Treasury Securities Money Market Fund Yield
LLC
—
Limited Liability Company
LP
—
Limited Partnership
MBS
—
Mortgage-Backed Securities
MSMMUSTF
—
Morgan Stanley Institutional Liquidity Funds Treasury Securities Portfolio Fund Yield
MTN
—
Medium Term Note
PIK
—
Payment-in-Kind
PLC
—
Public Limited Company
REIT
—
Real Estate Investment Trust
REMIC
—
Real Estate Mortgage Investment Conduits
SOFR
—
Secured Overnight Financing Rate
SOFR01M
—
1 Month SOFR, rate disclosed as of April 30, 2026.
SOFR03M
—
3 Month SOFR, rate disclosed as of April 30, 2026.
SOFR06M
—
6 Month SOFR, rate disclosed as of April 30, 2026.
SOFR30A
—
30 day average of SOFR, rate disclosed as of April 30, 2026.
STACR
—
Structured Agency Credit Risk
Forward Currency Contracts
At April 30, 2026, the Fund's open forward currency contracts were as follows:
Currency Purchased
In Exchange for
(000) Currency Sold
Deliver
(000) Counterparty
Settlement
Date
Net Unrealized
Appreciation/
(Depreciation)
(000)
U.S. Dollar 350,463 European Euro 295,095 Goldman Sachs 6/24/26 $ 3,290
Japanese Yen 64,090,000 U.S. Dollar 407,065 Morgan Stanley 7/2/26 4,379
$ 7,669
European Euro 295,219 U.S. Dollar 350,463 Goldman Sachs 6/24/26 (3,145)
U.S. Dollar 403,655 Japanese Yen 64,090,000 Citigroup Global
Markets Inc.
7/2/26 (7,788)
$ (10,933)
Total Net Forward Currency Contracts $ (3,264)
Futures Contracts Sold
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value
(000)
Unrealized
Appreciation
(Depreciation)
(000)
E-Mini S&P 500 Futures .............. 3,706 6/18/26 $ 1,242,392 $ 1,342,267 $ (99,875)
Euro Stoxx 50 Futures ............... 2,403 6/19/26 163,575 164,705 (1,130)
Nikkei 225 OSE Futures .............. 466 6/11/26 162,423 177,196 (14,773)
$ (115,778)
Total unrealized appreciation $ —
Total unrealized depreciation (115,778)
Total net unrealized appreciation (depreciation) $ (115,778)

Schedule of Portfolio Investments
April 30, 2026
Victory Portfolios IV
Victory Pioneer Securitized Income Fund
32
(Unaudited)
Security Description
Principal Amount
(000)
a
Value
(000)
Asset-Backed Securities (37.0%)
ABS Auto (16.6%):
ACM Auto Trust, Series 2024-2A, Class B, 9.21%, 8/20/31, Callable 8/20/26 @ 100(a) ..... $ 213 $ 215
Ally Bank Auto Credit-Linked Notes .........................................
Series 2024-A, Class F, 9.89%, 5/17/32, Callable 11/15/27 @ 100(a) .............. 492 506
Series 2024-A, Class G, 12.75%, 5/17/32, Callable 11/15/27 @ 100(a) ............. 239 246
Series 2024-B, Class G, 11.40%, 9/15/32, Callable 3/15/28 @ 100(a) .............. 391 398
Series 2025-A, Class F, 6.94%, 6/15/33, Callable 6/15/28 @ 100(a) ............... 968 966
Arivo Acceptance Auto Loan Receivables Trust .................................
Series 2022-1A, Class D, 7.38%, 9/17/29, Callable 10/15/26 @ 100(a) ............. 400 402
Series 2022-2A, Class C, 9.84%, 3/15/29, Callable 8/15/27 @ 100(a) .............. 100 104
Avid Automobile Receivables Trust, Series 2021-1, Class F, 5.16%, 10/16/28, Callable 5/15/26
@ 100(a) ......................................................... 350 327
Avis Budget Rental Car Funding AESOP LLC ..................................
Series 2021-2A, Class D, 4.08%, 2/20/28, Callable 2/20/27 @ 100(a) .............. 840 832
Series 2023-3A, Class D, 7.32%, 2/20/28(a) ................................ 990 999
Bayview Opportunity Master Fund VII Trust, Series 2024-CAR1F, Class A, 6.97%, 7/29/32,
Callable 9/28/26 @ 100(a) ............................................ 300 300
Carvana Auto Receivables Trust ............................................
Series 2022-N1, Class D, 4.13%, 12/11/28, Callable 1/10/28 @ 100(a) ............. 174 173
Series 2024-N3, Class E, 7.66%, 4/12/32, Callable 11/10/29 @ 100(a) ............. 1,400 1,422
CPS Auto Receivables Trust, Series 2024-B, Class E, 8.36%, 11/17/31, Callable 5/15/28 @
100(a) ........................................................... 1,160 1,206
Exeter Automobile Receivables Trust .........................................
Series 2022-1A, Class E, 5.02%, 10/15/29, Callable 7/15/27 @ 100(a) ............. 2,140 2,121
Series 2022-5A, Class D, 7.40%, 2/15/29, Callable 11/15/27 @ 100 ............... 143 145
Series 2022-6A, Class E, 11.61%, 6/17/30, Callable 12/15/27 @ 100(a) ............ 1,505 1,575
Series 2024-2A, Class E, 7.98%, 10/15/31, Callable 7/15/28 @ 100(a) ............. 1,320 1,367
Series 2024-3A, Class E, 7.84%, 10/15/31, Callable 12/15/28 @ 100(a) ............ 2,637 2,729
Series 2024-4A, Class E, 7.65%, 2/17/32, Callable 12/15/28 @ 100(a) ............. 1,480 1,536
Series 2024-5A, Class E, 7.22%, 5/17/32, Callable 10/15/28 @ 100(a) ............. 2,130 2,178
Series 2025-1A, Class E, 7.48%, 9/15/32, Callable 12/15/28 @ 100(a) ............. 2,090 2,144
Series 2025-2A, Class E, 7.81%, 10/15/32, Callable 2/15/29 @ 100(a) ............. 2,640 2,723
Series 2025-3A, Class E, 7.52%, 12/15/32, Callable 5/15/29 @ 100(a) ............. 1,390 1,419
Series 2025-5A, Class E, 7.15%, 6/15/33, Callable 12/15/29 @ 100(a) ............. 1,870 1,879
FHF Issuer Trust .......................................................
Series 2024-3A, Class D, 6.01%, 12/15/31, Callable 2/15/28 @ 100(a) ............. 503 476
Series 2025-1A, Class D, 5.95%, 6/15/32, Callable 1/15/28 @ 100(a) .............. 816 774
GLS Auto Receivables Issuer Trust ..........................................
Series 2023-2A, Class D, 6.31%, 3/15/29, Callable 5/15/28 @ 100(a) .............. 65 66
Series 2024-2A, Class E, 7.98%, 5/15/31, Callable 8/15/28 @ 100(a) .............. 1,170 1,219
Series 2024-3A, Class E, 7.25%, 6/16/31, Callable 11/15/28 @ 100(a) ............. 2,626 2,690
Series 2024-4A, Class E, 7.51%, 8/15/31, Callable 11/15/28 @ 100(a) ............. 2,500 2,582
Series 2025-1A, Class E, 7.19%, 3/15/32, Callable 12/15/28 @ 100(a) ............. 1,050 1,069
Series 2025-4A, Class E, 7.17%, 12/15/32, Callable 11/15/29 @ 100(a) ............ 1,080 1,093
GLS Auto Select Receivables Trust, Series 2024-1A, Class D, 6.43%, 1/15/31, Callable 9/15/28
@ 100(a) ......................................................... 1,270 1,303
Hertz Vehicle Financing III LLC, Series 2025-3A, Class D, 8.55%, 12/26/29(a) .......... 760 772
Huntington Bank Auto Credit-Linked Notes ....................................
Series 2024-1, Class C, 6.79% (SOFR30A+315bps), 5/20/32, Callable 10/20/27 @ 100(a)
(b) ............................................................. 89 90
Series 2025-2, Class D, 6.89% (SOFR30A+325bps), 9/20/33, Callable 10/20/29 @ 100(a)
(b) ............................................................. 1,227 1,199
Lendbuzz Securitization Trust, Series 2024-2A, Class B, 6.52%, 7/16/29, Callable 1/15/28 @
100(a) ........................................................... 400 405
Merchants Fleet Funding LLC, Series 2025-1A, Class E, 8.48%, 1/20/39, Callable 5/20/29 @
100(a) ........................................................... 1,000 1,001
Prestige Auto Receivables Trust ............................................
Series 2022-1A, Class D, 8.08%, 8/15/28, Callable 5/15/27 @ 100(a) .............. 161 163
Series 2023-2A, Class D, 7.71%, 8/15/29, Callable 6/15/28 @ 100(a) .............. 220 223
Series 2024-2A, Class D, 5.15%, 7/15/30, Callable 9/15/28 @ 100(a) .............. 580 576
Santander Bank Auto Credit-Linked Notes .....................................
Series 2023-B, Class E, 8.41%, 12/15/33, Callable 11/15/27 @ 100(a) ............. 258 263

Victory Portfolios IV
Victory Pioneer Securitized Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
April 30, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Series 2024-A, Class F, 10.17%, 6/15/32, Callable 7/15/28 @ 100(a) .............. $ 433 $ 445
Series 2024-B, Class E, 6.80%, 1/18/33, Callable 11/15/28 @ 100(a) .............. 373 377
Santander Drive Auto Receivables Trust, Series 2024-1, Class C, 5.45%, 3/15/30, Callable
12/15/27 @ 100 .................................................... 100 101
Tricolor Auto Securitization Trust ...........................................
Series 2022-1A, Class F, 0.00%, 7/16/29, Callable 5/15/26 @ 100(a)(c) ............ 500 277
Series 2024-2A, Class D, 0.00%, 8/15/28, Callable 6/15/28 @ 100(a)(c) ............ 340 88
Series 2025-1A, Class D, 0.00%, 4/15/31, Callable 5/15/28 @ 100(a)(c) ............ 1,310 150
Series 2025-1A, Class E, 0.00%, 4/15/32, Callable 5/15/28 @ 100(a)(c) ............ 600 19
Series 2025-2A, Class E, 0.00%, 4/15/31, Callable 10/15/29 @ 100(a)(c) ........... 870 62
Series 2025-2A, Class F, 0.00%, 3/15/32, Callable 10/15/29 @ 100(a)(c) ........... 400 20
Veros Auto Receivables Trust ..............................................
Series 2024-1, Class C, 7.57%, 12/15/28, Callable 6/15/27 @ 100(a) .............. 1,050 1,075
Series 2025-1, Class D, 8.79%, 5/17/32, Callable 1/15/28 @ 100(a) ............... 1,570 1,628
Series 2026-1, Class E, 7.74%, 7/15/31, Callable 7/15/29 @ 100(a) ............... 780 787
48,905
ABS Card (0.4%):
Continental Finance Credit Card ABS Master Trust ...............................
Series 2022-A, Class C, 9.33%, 10/15/30(a) ................................ 200 202
Series 2024-A, Class A, 5.78%, 12/15/32, Callable 9/15/27 @ 100(a) .............. 290 292
Mercury Financial Credit Card Master Trust, Series 2024-2A, Class B, 7.43%, 7/20/29,
Callable 5/20/26 @ 100(a) ............................................ 380 381
Mission Lane Credit Card Master Trust, Series 2024-B, Class B, 6.32%, 1/15/30(a) ........ 410 411
1,286
ABS Home (1.9%):
Deephaven Residential Mortgage Trust, Series 2026-CES1, Class A3, 5.93%, 3/25/61, Callable
4/25/29 @ 100(a)(d) ................................................. 1,290 1,286
J.P. Morgan Mortgage Trust, Series 2026-CES1, Class B1, 6.48%, 6/25/56, Callable 1/25/29 @
100(a)(d) ......................................................... 1,080 1,071
Vista Point Securitization Trust .............................................
Series 2024-CES1, Class A1, 6.68%, 5/25/54, Callable 5/25/27 @ 100(a)(d) ......... 360 364
Series 2025-CES3, Class A1, 5.30%, 11/25/55, Callable 10/25/28 @ 100(a)(d) ....... 1,742 1,740
Series 2026-CES2, Class M1, 6.28%, 5/25/56, Callable 4/25/30 @ 100(a)(d) ........ 1,080 1,075
5,536
ABS Other (18.1%):
Amur Equipment Finance Receivables XIV LLC, Series 2024-2A, Class E, 8.88%, 10/20/32,
Callable 8/20/28 @ 100(a) ............................................ 700 716
Ascent Career Funding Trust ...............................................
Series 2024-1A, Class A, 6.77%, 10/25/32(a) ............................... 296 298
Series 2024-1A, Class B, 9.73%, 10/25/32, Callable 10/25/27 @ 100(a) ............ 655 667
Auxilior Term Funding LLC, Series 2023-1A, Class E, 10.97%, 12/15/32, Callable 1/15/28 @
100(a) ........................................................... 200 216
Bayview Opportunity Master Fund VII LLC, Series 2024-EDU1, Class D, 6.40%
(SOFR30A+275bps), 6/25/47(a)(b) ...................................... 148 150
BHG Securitization Trust .................................................
Series 2022-C, Class E, 9.73%, 10/17/35, Callable 11/17/28 @ 100(a) ............. 1,320 1,392
Series 2023-A, Class B, 6.35%, 4/17/36, Callable 3/17/29 @ 100(a) ............... 189 190
Series 2023-B, Class C, 8.15%, 12/17/36, Callable 11/17/29 @ 100(a) ............. 147 151
Series 2024-1CON, Class C, 6.86%, 4/17/35, Callable 3/17/29 @ 100(a) ........... 204 207
Blackbird Capital II Aircraft Lease Ltd., Series 2021-1A, Class B, 3.45%, 7/15/46, Callable
7/15/28 @ 100(a) ................................................... 338 323
Blue Owl Asset Leasing Trust LLC, Series 2024-1A, Class D, 8.00%, 12/15/31, Callable
7/15/27 @ 100(a) ................................................... 480 487
Cascade MH Asset Trust, Series 2024-MH1, Class B1, 8.00%, 8/25/54, Callable 7/25/27 @
100(a)(d) ......................................................... 1,159 1,060
CFMT LLC ...........................................................
Series 2023-HB12, Class M3, 4.25%, 4/25/33(a)(d) .......................... 200 197
Series 2024-HB13, Class M3, 3.00%, 5/25/34, Callable 12/25/26 @ 100(a)(d) ....... 600 580
Series 2024-HB13, Class M4, 3.00%, 5/25/34, Callable 12/25/26 @ 100(a)(d) ....... 1,168 1,124
Crockett Partners Equipment Co. IIA LLC, Series 2024-1C, Class C, 10.16%, 1/20/31, Callable
4/20/29 @ 100(a) ................................................... 176 183

Victory Portfolios IV
Victory Pioneer Securitized Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
April 30, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Elara HGV Timeshare Issuer LLC, Series 2025-A, Class D, 6.91%, 1/25/40, Callable 11/25/31
@ 100(a) ......................................................... $ 822 $ 815
Equify ABS LLC, Series 2024-1A, Class A, 5.43%, 4/18/33, Callable 7/15/28 @ 100(a) .... 215 215
FIGRE Trust ..........................................................
Series 2023-HE3, Class A, 6.44%, 11/25/53, Callable 2/25/27 @ 100(a)(d) .......... 85 87
Series 2024-HE3, Class A, 5.94%, 7/25/54, Callable 4/25/27 @ 100(a)(d) ........... 801 809
Series 2025-HE6, Class A, 5.04%, 9/25/55, Callable 3/25/28 @ 100(a)(d) ........... 1,079 1,072
Series 2026-HE4, Class E, 7.27%, 5/25/56(a)(d) ............................. 926 926
GreenSky Home Improvement Issuer Trust ....................................
Series 2025-1A, Class E, 8.65%, 3/25/60, Callable 10/25/30 @ 100(a) ............. 1,248 1,280
Series 2025-2A, Class E, 7.79%, 6/25/60(a) ................................ 2,460 2,494
Series 2025-3A, Class E, 7.83%, 12/27/60, Callable 2/25/32 @ 100(a) ............. 2,000 2,032
GS Mortgage-Backed Securities Trust, Series 2025-HE1, Class M3, 6.10%
(SOFR30A+245bps), 10/25/55, Callable 7/25/28 @ 100(a)(b) ................... 750 753
Harvest SBA Loan Trust, Series 2024-1, Class A, 6.00% (SOFR30A+225bps), 12/25/51,
Callable 3/25/31 @ 100(a)(b) .......................................... 527 532
Hilton Grand Vacations Trust, Series 2024-2A, Class D, 6.91%, 3/25/38, Callable 3/25/30 @
100(a) ........................................................... 153 156
HINNT LLC, Series 2025-B, Class E, 9.41%, 5/15/45, Callable 6/15/29 @ 100(a) ......... 1,133 1,130
Home Partners of America Trust, Series 2019-1, Class E, 3.60%, 9/17/39, Callable 5/17/26 @
100(a)(e) ......................................................... 320 312
J.P. Morgan Mortgage Trust, Series 2023-HE2, Class A1, 5.34% (SOFR30A+170bps), 3/20/54,
Callable 10/20/26 @ 100(a)(b) ......................................... 150 150
Kinetic Advantage Master Owner Trust, Series 2025-1A, Class A, 5.84% (SOFR30A+220bps),
10/15/29, Callable 10/15/27 @ 100(a)(b) .................................. 1,700 1,707
Libra Solutions LLC .....................................................
Series 2024-1A, Class B, 7.91%, 9/30/38(a) ................................ 250 250
Series 2025-1A, Class C, 9.90%, 8/15/39(a) ................................ 1,000 995
MMP Capital LLC, Series 2025-A, Class C, 8.41%, 12/15/31, Callable 7/15/28 @ 100(a) ... 680 694
MPOWER Education Trust, Series 2025-A, Class C, 10.84%, 7/21/42(a) ............... 890 881
Newtek Small Business Loan Trust, Series 2022-1, Class A, 6.05% (PRIME-70bps), 10/25/49,
Callable 4/25/27 @ 100(a)(b) .......................................... 230 231
NMEF Funding LLC ....................................................
Series 2022-B, Class C, 8.54%, 6/15/29, Callable 8/15/26 @ 100(a) ............... 210 212
Series 2024-A, Class C, 6.33%, 12/15/31, Callable 1/15/28 @ 100(a) .............. 620 632
Series 2024-A, Class D, 8.75%, 12/15/31, Callable 1/15/28 @ 100(a) .............. 500 515
Series 2025-A, Class D, 8.07%, 7/15/32, Callable 12/15/28 @ 100(a) .............. 570 580
Series 2025-B, Class E, 7.66%, 1/18/33, Callable 9/15/28 @ 100(a) ............... 1,000 1,006
OBX Trust, Series 2026-HE1, Class A1A, 5.00% (SOFR30A+135bps), 2/25/56, Callable
2/25/29 @ 100(a)(b) ................................................. 1,925 1,929
Octane Receivables Trust .................................................
Series 2022-2A, Class D, 7.70%, 2/20/30, Callable 1/20/27 @ 100(a) .............. 410 417
Series 2023-1A, Class D, 7.76%, 3/20/30, Callable 6/20/27 @ 100(a) .............. 310 320
Series 2023-2A, Class E, 10.50%, 6/20/31, Callable 8/20/27 @ 100(a) ............. 660 706
Oportun Funding Trust, Series 2024-3, Class C, 6.25%, 8/15/29, Callable 10/15/26 @ 100(a) . 350 351
Oportun Issuance Trust ...................................................
Series 2024-2, Class C, 6.61%, 2/9/32, Callable 10/8/26 @ 100(a) ................ 640 642
Series 2024-2, Class D, 10.47%, 2/9/32, Callable 10/8/26 @ 100(a) ............... 700 713
Oxford Finance Funding LLC, Series 2022-1A, Class B, 4.10%, 2/15/30(a) ............. 109 106
PEAC Solutions Receivables LLC, Series 2024-2A, Class C, 5.37%, 10/20/31, Callable
6/20/27 @ 100(a) ................................................... 990 996
PEAR LLC, Series 2023-1, Class A, 7.42%, 7/15/35, Callable 9/15/27 @ 100(a) .......... 241 246
Post Road Equipment Finance LLC, Series 2024-1A, Class E, 8.50%, 12/15/31, Callable
1/15/27 @ 100(a) ................................................... 250 256
Progress Residential Trust .................................................
Series 2021-SFR8, Class G, 4.01%, 10/17/38(a)(e) ........................... 200 198
Series 2021-SFR9, Class F, 4.05%, 11/17/40(a)(e) ........................... 100 96
Purchasing Power Funding LLC, Series 2026-A, Class E, 7.54%, 8/15/30, Callable 2/15/28 @
100(a) ........................................................... 780 774
RCKT Trust, Series 2025-1A, Class E, 7.12%, 7/25/34, Callable 2/25/28 @ 100(a) ........ 2,620 2,567
Reach ABS Trust .......................................................
Series 2025-2A, Class D, 7.31%, 8/18/32, Callable 10/15/29 @ 100(a) ............. 1,580 1,624
Series 2026-1A, Class E, 6.45%, 2/15/33, Callable 5/15/30 @ 100(a) .............. 880 860

Victory Portfolios IV
Victory Pioneer Securitized Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
April 30, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Saluda Grade Alternative Mortgage Trust ......................................
Series 2023-FIG4, Class A, 6.72%, 11/25/53, Callable 8/25/32 @ 100(a)(d) ......... $ 241 $ 247
Series 2025-LOC4, Class M3, 6.60% (SOFR30A+295bps), 6/25/55, Callable 6/25/28 @
100(a)(b) ......................................................... 699 700
Series 2026-HB1, Class B1, 7.10% (TSFR1M+345bps), 4/25/56, Callable 1/25/29 @
100(a)(b) ......................................................... 1,030 1,037
Series 2026-HB1, Class M3, 6.10% (TSFR1M+245bps), 4/25/56, Callable 1/25/29 @
100(a)(b) ......................................................... 460 462
SCF Equipment Leasing LLC ..............................................
Series 2024-1A, Class D, 6.58%, 6/21/33, Callable 3/20/29 @ 100(a) .............. 230 236
Series 2025-2A, Class E, 6.21%, 6/20/36, Callable 10/20/31 @ 100(a) ............. 1,610 1,572
Stream Innovations Issuer Trust, Series 2024-1A, Class B, 7.89%, 7/15/44, Callable 3/15/31 @
100(a) ........................................................... 311 330
Trafigura Securitisation Finance PLC, Series 2024-1A, Class B, 7.29%, 11/15/27(a) ....... 390 394
Tricon Residential Trust, Series 2025-SFR1, Class D, 5.65% (TSFR1M+200bps), 3/17/42(a)(b)
(e) ............................................................. 520 520
Upstart Securitization Trust ................................................
Series 2025-2, Class D, 8.00%, 6/20/35, Callable 11/20/28 @ 100(a) .............. 1,060 1,088
Series 2026-2, Class C, 5.83%, 5/20/36, Callable 5/20/30 @ 100(a) ............... 1,410 1,409
VFI ABS LLC, Series 2025-1A, Class D, 7.69%, 4/26/32, Callable 12/24/27 @ 100(a) ..... 3,255 3,269
Westgate Resorts LLC, Series 2024-1A, Class D, 9.26%, 1/20/38, Callable 11/20/27 @ 100(a) 572 582
53,054
Total Asset-Backed Securities (Cost $111,210)
a
a
a
108,781
Collateralized Loan Obligations (4.3%)
Cash Flow CLO (4.3%):
Arbor Realty Collateralized Loan Obligation Ltd., Series 2025-BTR1, Class C, 7.34%
(TSFR1M+369bps), 1/20/41, Callable 5/20/27 @ 100(a)(b) ..................... 1,880 1,891
AREIT Ltd., Series 2024-CRE9, Class A, 5.34% (TSFR1M+169bps), 5/17/41(a)(b)(e) ..... 62 62
BDS LLC, Series 2024-FL13, Class A, 5.24% (TSFR1M+158bps), 9/19/39, Callable 8/19/28
@ 100(a)(b)(e) ..................................................... 375 375
BSPDF Issuer LLC, Series 2026-FL3, Class E, 7.16% (TSFR1M+350bps), 9/18/43, Callable
9/18/28 @ 100(a)(b)(e) ............................................... 945 946
BSPRT Issuer LLC, Series 2024-FL11, Class A, 5.29% (TSFR1M+164bps), 7/15/39, Callable
9/15/27 @ 100(a)(b) ................................................. 510 512
FS Rialto Issuer LLC ....................................................
Series 2021-FL3, Class D, 6.28% (TSFR1M+261bps), 11/16/36, Callable 5/16/26 @
100(a)(b) ......................................................... 1,576 1,580
Series 2024-FL9, Class A, 5.29% (TSFR1M+163bps), 10/19/39, Callable 10/19/27 @
100(a)(b) ......................................................... 2,160 2,167
Golub Capital Partners Short Duration, Series 2022-1A, Class DR, 8.27% (TSFR3M+460bps),
7/25/33, Callable 7/25/26 @ 100(a)(b) .................................... 250 249
Greystone CRE Notes LLC, Series 2025-FL4, Class C, 6.54% (TSFR1M+289bps), 1/15/43,
Callable 5/15/28 @ 100(a)(b)(e) ........................................ 1,110 1,129
KREF Ltd., Series 2022-FL3, Class A, 5.11% (TSFR1M+145bps), 2/17/39, Callable 5/17/26 @
100(a)(b) ......................................................... 251 251
MF1 LLC ............................................................
Series 2024-FL14, Class A, 5.39% (TSFR1M+174bps), 3/19/39, Callable 5/19/26 @
100(a)(b) ......................................................... 763 764
Series 2024-FL15, Class A, 5.35% (TSFR1M+169bps), 8/18/41, Callable 7/18/26 @
100(a)(b) ......................................................... 1,790 1,793
Series 2024-FL16, Class A, 5.20% (TSFR1M+154bps), 11/18/39, Callable 10/18/26 @
100(a)(b) ......................................................... 850 851
PFP Ltd., Series 2024-11, Class A, 5.49% (TSFR1M+183bps), 9/17/39, Callable 9/17/27 @
100(a)(b)(e) ....................................................... 74 74
12,644
Total Collateralized Loan Obligations (Cost $12,575)
a
a
a
12,644

Victory Portfolios IV
Victory Pioneer Securitized Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
April 30, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Collateralized Mortgage Obligations (45.8%)
Commercial MBS (5.6%):
BX Commercial Mortgage Trust ............................................
Series 2024-AIRC, Class A, 5.35% (TSFR1M+169bps), 8/15/41(a)(b)(e) ........... $ 572 $ 574
Series 2024-SLCT, Class E, 7.05% (TSFR1M+339bps), 1/15/42(a)(b)(e) ........... 1,590 1,594
Series 2025-BCAT, Class E, 7.15% (TSFR1M+350bps), 8/15/42(a)(b)(e) ........... 1,018 1,022
Series 2026-LP3, Class E, 6.85% (TSFR1M+320bps), 4/15/43(a)(b)(e) ............ 1,040 1,043
BX Trust, Series 2025-LUNR, Class E, 7.60% (TSFR1M+395bps), 6/15/40(a)(b)(e) ....... 802 802
GSAT Trust, Series 2025-BMF, Class E, 6.95% (TSFR1M+330bps), 7/15/40(a)(b)(e) ...... 1,380 1,378
Hilt Commercial Mortgage Trust, Series 2024-ORL, Class D, 6.84% (TSFR1M+319bps),
5/15/37(a)(b)(e) .................................................... 150 150
HTL Commercial Mortgage Trust, Series 2024-T53, Class D, 8.47%, 5/10/39(a)(d)(e) ...... 1,315 1,333
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2024-OMNI, Class D,
5.99%, 10/5/39(a)(d)(e) .............................................. 100 99
MCR Mortgage Trust ....................................................
Series 2024-TWA, Class D, 7.40%, 6/12/39(a)(e) ............................ 650 653
Series 2024-TWA, Class F, 10.38%, 6/12/39(a)(e) ............................ 500 505
MHP Commercial Mortgage Trust, Series 2025-MHIL2, Class D, 6.30% (TSFR1M+265bps),
9/15/40(a)(b)(e) .................................................... 1,640 1,642
Natixis Commercial Mortgage Securities Trust, Series 2019-FAME, Class E, 4.54%, 8/15/36(a)
(d)(e) ........................................................... 500 185
PRM Trust ............................................................
Series 2025-PRM6, Class E, 6.80%, 7/5/33(a)(d)(e) .......................... 1,140 1,138
Series 2025-PRM6, Class F, 7.29%, 7/5/33(a)(d)(e) ........................... 970 964
SLG Office Trust .......................................................
Series 2021-OVA, Class F, 2.85%, 7/15/41(a)(e) ............................. 174 144
Series 2026-OMA, Class F, 7.92%, 4/15/41(a)(d)(e) .......................... 1,020 1,027
SMRT, Series 2022-MINI, Class E, 6.36% (TSFR1M+270bps), 1/15/39(a)(b)(e) .......... 1,220 1,217
THPT Mortgage Trust, Series 2023-THL, Class C, 8.82%, 12/10/34(a)(d)(e) ............. 300 303
Velocity Commercial Capital Loan Trust, Series 2020-1, Class M5, 4.29%, 2/25/50, Callable
8/25/26 @ 100(a)(d) ................................................. 215 163
Wells Fargo Commercial Mortgage Trust ......................................
Series 2026-1250B, Class C, 5.59%, 3/10/41(a)(d)(e) ......................... 300 296
Series 2026-1250B, Class D, 6.59%, 3/10/41(a)(d)(e) ......................... 300 297
16,529
Private CMO Floating (23.1%):
Bellemeade Re Ltd. .....................................................
Series 2021-3A, Class B1, 7.50% (SOFR30A+385bps), 9/25/31, Callable 5/25/26 @
100(a)(b) ......................................................... 356 366
Series 2024-1, Class M1B, 6.85% (SOFR30A+320bps), 8/25/34, Callable 4/25/27 @
100(a)(b) ......................................................... 301 303
Series 2025-1, Class M1C, 6.90% (SOFR30A+325bps), 10/25/35, Callable 8/25/28 @
100(a)(b) ......................................................... 1,270 1,287
Connecticut Avenue Securities Trust .........................................
Series 2020-R01, Class 1B1, 7.01% (SOFR30A+336bps), 1/25/40, Callable 1/25/27 @
100(a)(b) ......................................................... 970 983
Series 2020-R02, Class 2B1, 6.76% (SOFR30A+311bps), 1/25/40, Callable 1/25/27 @
100(a)(b) ......................................................... 1,240 1,255
Series 2021-R01, Class 1B2, 9.65% (SOFR30A+600bps), 10/25/41, Callable 10/25/26 @
100(a)(b) ......................................................... 3,220 3,286
Series 2021-R02, Class 2B2, 9.85% (SOFR30A+620bps), 11/25/41, Callable 11/25/26 @
100(a)(b) ......................................................... 1,422 1,458
Series 2021-R03, Class 1B2, 9.15% (SOFR30A+550bps), 12/25/41, Callable 12/25/26 @
100(a)(b) ......................................................... 1,510 1,547
Series 2022-R01, Class 1B2, 9.65% (SOFR30A+600bps), 12/25/41, Callable 12/25/26 @
100(a)(b) ......................................................... 3,420 3,515
Series 2022-R04, Class 1B2, 13.15% (SOFR30A+950bps), 3/25/42, Callable 3/25/27 @
100(a)(b) ......................................................... 2,470 2,638
Series 2022-R05, Class 2B1, 8.15% (SOFR30A+450bps), 4/25/42, Callable 4/25/27 @
100(a)(b) ......................................................... 500 516
Series 2022-R05, Class 2B2, 10.65% (SOFR30A+700bps), 4/25/42, Callable 4/25/27 @
100(a)(b) ......................................................... 4,160 4,381

Victory Portfolios IV
Victory Pioneer Securitized Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
April 30, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Series 2022-R06, Class 1B2, 14.25% (SOFR30A+1060bps), 5/25/42, Callable 5/25/27 @
100(a)(b) ......................................................... $ 610 $ 666
Series 2024-R01, Class 1B2, 7.65% (SOFR30A+400bps), 1/25/44, Callable 1/25/29 @
100(a)(b) ......................................................... 1,450 1,528
Series 2024-R02, Class 1B1, 6.15% (SOFR30A+250bps), 2/25/44, Callable 2/25/29 @
100(a)(b) ......................................................... 510 516
Series 2024-R02, Class 1B2, 7.35% (SOFR30A+370bps), 2/25/44, Callable 2/25/29 @
100(a)(b) ......................................................... 540 566
Series 2024-R02, Class 2B2, 11.30% (SOFR30A+765bps), 1/25/42, Callable 1/25/27 @
100(a)(b) ......................................................... 2,650 2,765
Series 2024-R03, Class 2M2, 5.60% (SOFR30A+195bps), 3/25/44, Callable 3/25/29 @
100(a)(b) ......................................................... 430 434
Series 2024-R04, Class 1B1, 5.85% (SOFR30A+220bps), 5/25/44, Callable 5/25/29 @
100(a)(b) ......................................................... 1,825 1,845
Series 2024-R04, Class 1M2, 5.30% (SOFR30A+165bps), 5/25/44, Callable 5/25/29 @
100(a)(b) ......................................................... 1,000 1,002
Series 2024-R05, Class 2B1, 5.65% (SOFR30A+200bps), 7/25/44, Callable 7/25/29 @
100(a)(b) ......................................................... 680 680
Series 2024-R06, Class 1A1, 4.80% (SOFR30A+115bps), 9/25/44, Callable 9/25/29 @
100(a)(b) ......................................................... 678 680
Series 2024-R06, Class 1M2, 5.25% (SOFR30A+160bps), 9/25/44, Callable 9/25/29 @
100(a)(b) ......................................................... 566 567
Eagle Re Ltd. ..........................................................
Series 2021-2, Class M2, 7.90% (SOFR30A+425bps), 4/25/34, Callable 2/25/27 @
100(a)(b) ......................................................... 290 295
Series 2023-1, Class M1B, 7.60% (SOFR30A+395bps), 9/26/33, Callable 9/25/28 @
100(a)(b) ......................................................... 240 245
Federal Home Loan Mortgage Corporation Multifamily Structured Credit Risk Trust .......
Series 2021-MN1, Class B1, 11.40% (SOFR30A+775bps), 1/25/51, Callable 1/25/29 @
100(a)(b) ......................................................... 700 768
Series 2021-MN3, Class M2, 7.65% (SOFR30A+400bps), 11/25/51, Callable 7/25/36 @
100(a)(b) ......................................................... 250 258
Federal Home Loan Mortgage Corporation STACR REMIC Trust ....................
Series 2020-HQA1, Class B2, 8.86% (SOFR30A+521bps), 1/25/50, Callable 1/25/30 @
100(a)(b) ......................................................... 1,000 1,102
Series 2021-DNA1, Class B2, 8.40% (SOFR30A+475bps), 1/25/51, Callable 1/25/31 @
100(a)(b) ......................................................... 650 723
Series 2021-DNA5, Class B2, 9.15% (SOFR30A+550bps), 1/25/34(a)(b) ........... 1,800 2,184
Series 2021-HQA1, Class B2, 8.65% (SOFR30A+500bps), 8/25/33(a)(b) ........... 720 843
Series 2021-HQA2, Class B2, 9.10% (SOFR30A+545bps), 12/25/33(a)(b) .......... 260 315
Series 2022-DNA1, Class M2, 6.15% (SOFR30A+250bps), 1/25/42, Callable 1/25/27 @
100(a)(b) ......................................................... 480 485
Series 2022-DNA3, Class B1, 9.30% (SOFR30A+565bps), 4/25/42, Callable 4/25/27 @
100(a)(b) ......................................................... 635 661
Series 2022-DNA3, Class B2, 13.40% (SOFR30A+975bps), 4/25/42, Callable 4/25/27 @
100(a)(b) ......................................................... 2,500 2,688
Series 2023-HQA2, Class M1B, 7.00% (SOFR30A+335bps), 6/25/43, Callable 6/25/28
@ 100(a)(b) ....................................................... 3,410 3,499
Series 2024-HQA2, Class M2, 5.45% (SOFR30A+180bps), 8/25/44, Callable 8/25/29 @
100(a)(b) ......................................................... 520 523
Series 2025-DNA3, Class A1, 4.60% (SOFR30A+95bps), 9/25/45, Callable 9/25/30 @
100(a)(b) ......................................................... 1,682 1,683
Series 2025-DNA4, Class A1, 4.55% (SOFR30A+90bps), 10/25/45, Callable 10/25/30 @
100(a)(b) ......................................................... 3,774 3,776
Series 2025-DNA4, Class M1, 4.75% (SOFR30A+110bps), 10/25/45, Callable 10/25/30
@ 100(a)(b) ....................................................... 2,153 2,154
Series 2025-HQA1, Class M2, 5.30% (SOFR30A+165bps), 2/25/45, Callable 2/25/30 @
100(a)(b) ......................................................... 290 290
Federal Home Loan Mortgage Corporation STACR Trust ..........................
Series 2018-HQA2, Class B2, 14.76% (SOFR30A+1111bps), 10/25/48, Callable 10/25/28
@ 100(a)(b) ....................................................... 1,810 2,199
Series 2019-DNA3, Class B2, 11.91% (SOFR30A+826bps), 7/25/49, Callable 2/25/28 @
100(a)(b) ......................................................... 434 479

Victory Portfolios IV
Victory Pioneer Securitized Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
April 30, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Series 2019-DNA4, Class B2, 10.01% (SOFR30A+636bps), 10/25/49, Callable 12/25/28
@ 100(a)(b) ....................................................... $ 350 $ 381
Series 2019-FTR1, Class B2, 12.11% (SOFR30A+846bps), 1/25/48, Callable 5/25/29 @
100(a)(b) ......................................................... 2,320 2,732
Series 2019-FTR3, Class B2, 8.58% (SOFR30A+491bps), 9/25/47, Callable 12/25/29 @
100(a)(b) ......................................................... 1,950 2,128
Series 2019-FTR4, Class B2, 8.76% (SOFR30A+511bps), 11/25/47, Callable 12/25/29 @
100(a)(b) ......................................................... 580 636
Home Re Ltd. .........................................................
Series 2022-1, Class B1, 12.65% (SOFR30A+900bps), 10/25/34, Callable 8/25/27 @
100(a)(b) ......................................................... 175 191
Series 2026-1, Class B1, 7.85% (SOFR30A+420bps), 1/25/36, Callable 2/25/28 @ 100(a)
(b) ............................................................. 150 153
Series 2026-1, Class M1C, 6.25% (SOFR30A+260bps), 1/25/36, Callable 2/25/28 @
100(a)(b) ......................................................... 450 453
Series 2026-1, Class M2, 6.85% (SOFR30A+320bps), 1/25/36, Callable 2/25/28 @
100(a)(b) ......................................................... 270 272
J.P. Morgan Chase Bank NA, Series 2021-CL1, Class M3, 5.45% (SOFR30A+180bps),
3/25/51, Callable 11/25/36 @ 100(a)(b) ................................... 214 213
Multifamily Connecticut Avenue Securities Trust ................................
Series 2019-01, Class M10, 7.01% (SOFR30A+336bps), 10/25/49(a)(b) ............ 234 237
Series 2020-01, Class M10, 7.51% (SOFR30A+386bps), 3/25/50(a)(b) ............. 397 403
Oaktown Re VII Ltd., Series 2021-2, Class B1, 8.05% (SOFR30A+440bps), 4/25/34, Callable
10/25/26 @ 100(a)(b) ................................................ 300 303
Radnor Re Ltd. ........................................................
Series 2023-1, Class M1A, 6.35% (SOFR30A+270bps), 7/25/33, Callable 7/25/28 @
100(a)(b) ......................................................... 26 26
Series 2023-1, Class M1B, 8.00% (SOFR30A+435bps), 7/25/33, Callable 7/25/28 @
100(a)(b) ......................................................... 300 307
Series 2024-1, Class M1B, 6.55% (SOFR30A+290bps), 9/25/34, Callable 8/25/27 @
100(a)(b) ......................................................... 210 210
STACR Trust, Series 2018-HRP2, Class B2, 14.26% (SOFR30A+1061bps), 2/25/47, Callable
11/25/28 @ 100(a)(b) ................................................ 600 720
Triangle Re Ltd. ........................................................
Series 2021-3, Class M2, 7.40% (SOFR30A+375bps), 2/25/34, Callable 10/25/26 @
100(a)(b) ......................................................... 169 170
Series 2023-1, Class M1B, 8.90% (SOFR30A+525bps), 11/25/33, Callable 7/25/28 @
100(a)(b) ......................................................... 290 302
67,791
Private CMO IO (0.1%):
Flagstar Mortgage Trust, Series 2021-4, Class AX1, 0.20%, 6/1/51, Callable 2/25/47 @ 100(a)
(d)(e) ........................................................... 5,404 67
Hundred Acre Wood Trust, Series 2021-INV1, Class AX1, 0.23%, 7/25/51, Callable 1/25/37 @
100(a)(d)(e) ....................................................... 3,324 44
J.P. Morgan Mortgage Trust ...............................................
Series 2021-10, Class AX1, 0.11%, 12/25/51, Callable 5/25/47 @ 100(a)(d)(e) ....... 6,886 42
Series 2021-8, Class AX1, 0.11%, 12/25/51, Callable 8/25/44 @ 100(a)(d)(e) ........ 5,818 35
188
Private CMO Other (17.0%):
A&D Mortgage Trust ....................................................
Series 2023-NQM4, Class B1, 8.05%, 9/25/68, Callable 10/25/26 @ 100(a)(d) ....... 460 463
Series 2024-NQM1, Class B1, 8.44%, 2/25/69, Callable 1/25/27 @ 100(a)(d) ........ 2,677 2,705
Series 2024-NQM4, Class B1B, 7.96%, 8/25/69, Callable 9/25/27 @ 100(a)(d) ....... 900 904
Series 2024-NQM5, Class B1A, 7.68%, 11/25/69, Callable 11/25/27 @ 100(a)(d) ..... 470 477
BRAVO Residential Funding Trust ..........................................
Series 2023-NQM7, Class B1, 7.87%, 9/25/63, Callable 10/25/26 @ 100(a)(d) ....... 680 685
Series 2024-NQM2, Class B1, 7.91%, 2/25/64, Callable 2/25/27 @ 100(a) .......... 530 538
Series 2024-NQM3, Class B1, 8.10%, 3/25/64, Callable 3/25/27 @ 100(a)(d) ........ 630 639
Series 2024-NQM5, Class B1, 7.38%, 6/25/64, Callable 7/25/27 @ 100(a)(d) ........ 620 630
Series 2024-NQM5, Class B2, 8.08%, 6/25/64, Callable 7/25/27 @ 100(a)(d) ........ 790 802
Cascade Funding Mortgage Trust, Series 2025-HB16, Class M3, 3.00%, 3/25/35, Callable
9/25/27 @ 100(a)(d) ................................................. 660 633

Victory Portfolios IV
Victory Pioneer Securitized Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
April 30, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
CFMT LLC ...........................................................
Series 2024-HB14, Class M3, 3.00%, 6/25/34, Callable 6/25/27 @ 100(a)(d) ........ $ 610 $ 589
Series 2024-HB15, Class M4, 4.00%, 8/25/34(a)(d) .......................... 800 767
COLT Mortgage Loan Trust ...............................................
Series 2024-4, Class B1, 7.79%, 7/25/69, Callable 7/25/27 @ 100(a)(d) ............ 1,160 1,179
Series 2024-5, Class B1, 7.30%, 8/25/69, Callable 9/25/27 @ 100(a)(d) ............ 1,370 1,384
Series 2024-6, Class B1, 7.50%, 11/25/69, Callable 10/25/27 @ 100(a)(d) .......... 840 848
FARM Mortgage Trust, Series 2021-1, Class B, 3.22%, 7/25/51, Callable 5/25/47 @ 100(a)(d) 72 55
Federal Home Loan Mortgage Corporation Seasoned Credit Risk Transfer Trust ..........
Series 2018-1, Class M, 4.75%, 5/25/57, Callable 5/25/44 @ 100(d) ............... 265 260
Series 2019-1, Class M, 4.75%, 7/25/58, Callable 9/25/45 @ 100(a)(d) ............. 816 801
Series 2019-2, Class M, 4.75%, 8/25/58, Callable 10/25/51 @ 100(a)(d) ............ 769 751
Series 2019-3, Class M, 4.75%, 10/25/58, Callable 2/25/44 @ 100(d) .............. 209 206
GCAT Trust ...........................................................
Series 2021-CM1, Class M1, 3.28%, 4/25/65, Callable 5/25/26 @ 100(a)(d) ......... 510 472
Series 2023-NQM2, Class B1, 6.89%, 11/25/67, Callable 5/25/26 @ 100(a)(d) ....... 1,980 1,973
Series 2024-NQM1, Class B1, 7.88%, 1/25/59, Callable 2/25/27 @ 100(a)(d) ........ 160 161
Homes Trust, Series 2024-NQM1, Class B1A, 7.35%, 7/25/69, Callable 7/25/27 @ 100(a)(d) 825 832
Imperial Fund Mortgage Trust ..............................................
Series 2021-NQM2, Class B2, 4.27%, 9/25/56, Callable 5/25/26 @ 100(a)(d) ........ 205 164
Series 2022-NQM5, Class B1, 6.25%, 8/25/67, Callable 5/25/26 @ 100(a)(d) ........ 1,130 1,126
Series 2023-NQM1, Class B1, 8.06%, 2/25/68, Callable 5/25/26 @ 100(a)(d) ........ 940 936
J.P. Morgan Mortgage Trust, Series 2026-ACES1, Class B1, 6.50%, 4/25/66, Callable 2/25/31
@ 100(a)(d) ....................................................... 2,240 2,219
LHOME Mortgage Trust ..................................................
Series 2024-RTL2, Class A1, 7.13%, 3/25/29, Callable 10/25/26 @ 100(a)(d)(e) ...... 1,510 1,511
Series 2024-RTL3, Class A1, 6.90%, 5/25/29, Callable 12/25/26 @ 100(a)(d)(e) ...... 1,520 1,526
MFA Trust ............................................................
Series 2024-NQM2, Class B1A, 6.78%, 8/25/69, Callable 9/25/27 @ 100(a)(d) ....... 410 410
Series 2024-NQM2, Class B1B, 7.29%, 8/25/69, Callable 9/25/27 @ 100(a)(d) ....... 1,910 1,939
MFRA Trust, Series 2024-NQM3, Class B1, 7.61%, 12/25/69, Callable 12/25/27 @ 100(a)(d) 1,480 1,519
Morgan Stanley Residential Mortgage Loan Trust ................................
Series 2023-NQM1, Class B2, 7.34%, 9/25/68, Callable 10/25/26 @ 100(a)(d) ....... 1,920 1,917
Series 2024-NQM1, Class B1, 7.76%, 12/25/68, Callable 2/25/27 @ 100(a)(d) ....... 1,580 1,587
New Residential Mortgage Loan Trust, Series 2017-4A, Class B4, 5.14%, 5/25/57, Callable
7/25/31 @ 100(a)(d) ................................................. 119 113
Onity Loan Investment Trust, Series 2024-HB2, Class M3, 5.00%, 8/25/37, Callable 8/25/27 @
100(a)(d) ......................................................... 170 166
PRKCM Trust, Series 2023-AFC3, Class B1, 7.77%, 9/25/58, Callable 8/25/26 @ 100(a)(d) . 230 230
PRPM Trust ...........................................................
Series 2023-NQM2, Class B1, 6.85%, 8/25/68, Callable 9/25/26 @ 100(a)(d) ........ 390 390
Series 2024-NQM3, Class B1, 7.34%, 8/25/69, Callable 10/25/27 @ 100(a)(d) ....... 1,020 1,029
Series 2025-NQM1, Class B1, 7.78%, 11/25/69, Callable 2/25/28 @ 100(a)(d) ....... 1,430 1,447
Series 2025-NQM2, Class B1, 7.84%, 4/25/70, Callable 5/25/28 @ 100(a)(d) ........ 1,575 1,593
Saluda Grade Alternative Mortgage Trust ......................................
Series 2024-RTL4, Class A1, 7.50%, 2/25/30, Callable 7/25/26 @ 100(a)(d)(e) ....... 1 1
Series 2024-RTL5, Class A1, 7.76%, 4/25/30, Callable 9/25/26 @ 100(a)(d)(e) ....... 146 146
Towd Point Mortgage Trust, Series 2022-SJ1, Class B1, 5.25%, 3/25/62, Callable 5/25/26 @
100(a)(d) ......................................................... 250 247
Verus Securitization Trust .................................................
Series 2023-4, Class B1, 8.01%, 5/25/68, Callable 5/25/26 @ 100(a)(d) ............ 1,030 1,026
Series 2023-5, Class B2, 7.97%, 6/25/68, Callable 6/25/26 @ 100(a)(d) ............ 560 559
Series 2023-6, Class B1, 7.76%, 9/25/68, Callable 9/25/26 @ 100(a)(d) ............ 2,620 2,630
Series 2023-7, Class B1, 7.91%, 10/25/68, Callable 10/25/26 @ 100(a)(d) .......... 550 553
Series 2023-8, Class B1, 8.07%, 12/25/68, Callable 12/25/26 @ 100(a)(d) .......... 920 930
Series 2023-INV3, Class B1, 8.17%, 11/25/68, Callable 11/25/26 @ 100(a)(d) ....... 530 533
Series 2023-INV3, Class B2, 8.17%, 11/25/68, Callable 11/25/26 @ 100(a)(d) ....... 730 734
Series 2024-1, Class B1, 7.91%, 1/25/69, Callable 1/25/27 @ 100(a)(d) ............ 170 172
Series 2024-2, Class B1, 7.86%, 2/25/69, Callable 2/25/27 @ 100(a)(d) ............ 1,100 1,115
Series 2024-3, Class B1, 8.03%, 4/25/69, Callable 4/25/27 @ 100(a)(d) ............ 686 698
Series 2024-4, Class B1, 7.64%, 6/25/69, Callable 5/25/27 @ 100(a)(d) ............ 420 427
Series 2024-5, Class B1, 7.79%, 6/25/69, Callable 6/25/27 @ 100(a)(d) ............ 510 520
Series 2024-7, Class B1, 6.50%, 9/25/69, Callable 9/25/27 @ 100(a)(d) ............ 1,050 1,054

Victory Portfolios IV
Victory Pioneer Securitized Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
April 30, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Vista Point Securitization Trust, Series 2020-2, Class M1, 3.40%, 4/25/65, Callable 5/25/26 @
100(a)(d) ......................................................... $ 170 $ 164
50,085
Total Collateralized Mortgage Obligations (Cost $133,525)
a
a
a
134,593
Corporate Bonds (0.0%)(f)
Financials (0.0%):(f)
HOA Funding LLC
8/20/51(g) ........................................................ 200 —
8/20/51(g) ........................................................ 200 —
HOA NewCo LLC, 11/22/55, Callable 6/4/26 @ 100(a)(c) .......................... 202 5
5
Total Corporate Bonds (Cost $5)
a
a
a
5
U.S. Government Agency Mortgages (8.0%)
Federal National Mortgage Association
5.50%, 5/25/41 - 5/25/56 ............................................. 7,000 7,073
3.50%, 5/25/55 .................................................... 1,000 910
6.00%, 5/25/55 .................................................... 2,300 2,348
6.50%, 5/25/55 .................................................... 1,100 1,141
5.00%, 5/25/56 .................................................... 3,600 3,546
3.00%, 6/25/56 .................................................... 2,700 2,362
3.50%, 6/25/56 .................................................... 1,600 1,455
18,835
Government National Mortgage Association
6.00%, 5/20/56 .................................................... 2,300 2,345
6.50%, 5/20/56 .................................................... 2,300 2,403
4,748
Total U.S. Government Agency Mortgages (Cost $23,605)
a
a
a
23,583
U.S. Treasury Obligations (13.3%)
U.S. Treasury Bills
3.28%, 5/12/26(h) .................................................. 3,000 2,997
3.41%, 5/19/26(h) .................................................. 19,300 19,265
3.50%, 6/2/26(h) ................................................... 3,800 3,788
3.51%, 6/4/26(h) ................................................... 13,000 12,956
Total U.S. Treasury Obligations (Cost $39,006)
a
a
a
39,006
Total Investments (Cost $319,926) — 108.4% 318,612
Liabilities in excess of other assets —  (8.4)% (24,568)
NET ASSETS - 100.00% $ 294,044
(a) Rule 144A security or other security that is restricted as to resale to institutional investors. As of April 30, 2026, the fair value of these securities was
$255,311 (thousands) and amounted to 86.8% of net assets.
(b) Variable or Floating-Rate Security. Rate disclosed is as of April 30, 2026.
(c) Currently the issuer is in default with respect to interest and/or principal payments.
(d) The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at April 30, 2026.
(e) Security is interest only.
(f) Amount represents less than 0.05% of net assets.
(g) Zero-coupon bond.
(h) Rate represents the effective yield at April 30, 2026.

Victory Portfolios IV
Victory Pioneer Securitized Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
April 30, 2026
ABS
—
Asset-Backed Securities
bps
—
Basis points
CLO
—
Collateralized Loan Obligations
CMO
—
Collateralized Mortgage Obligations
LLC
—
Limited Liability Company
MBS
—
Mortgage-Backed Securities
PLC
—
Public Limited Company
PRIME
—
US Prime rate, rate disclosed as of April 30, 2026.
SOFR
—
Secured Overnight Financing Rate
SOFR30A
—
30 day average of SOFR, rate disclosed as of April 30, 2026.
TSFR1M
—
1 Month Term SOFR, rate disclosed as of April 30, 2026.
TSFR3M
—
3 Month Term SOFR, rate disclosed as of April 30, 2026.
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value
(000)
Unrealized
Appreciation
(Depreciation)
(000)
2-Year U.S. Treasury Note Futures ....... 83 6/30/26 $ 17,337 $ 17,191 $ (146)
5-Year U.S. Treasury Note Futures ....... 43 6/30/26 4,715 4,637 (78)
$ (224)
Total unrealized appreciation $ —
Total unrealized depreciation (224)
Total net unrealized appreciation (depreciation) $ (224)

Schedule of Portfolio Investments
April 30, 2026
Victory Portfolios IV
Victory Pioneer Solutions - Balanced Fund
42
(Unaudited)
Security Description Shares
a
Value
(000)
Affiliated Mutual Funds (99.8%)
Victory Pioneer Active Credit Fund, Class Y .................................... 1,347,324 $ 11,317
Victory Pioneer Balanced Fund, Class R6 ...................................... 1,554,583 21,391
Victory Pioneer Bond Fund, Class R6 ........................................ 3,534,476 29,866
Victory Pioneer CAT Bond Fund, Class R6 ..................................... 2,020,034 22,584
Victory Pioneer Disciplined Value Fund, Class R6 ............................... 248,373 4,327
Victory Pioneer Equity Income Fund, Class R6 .................................. 164,028 4,330
Victory Pioneer Equity Premium Income Fund, Class R6 ........................... 2,504,489 32,558
Victory Pioneer Fund, Class R6 ............................................. 95,427 4,747
Victory Pioneer Fundamental Growth Fund, Class R6 ............................. 129,493 4,390
Victory Pioneer Global Equity Fund, Class R6 .................................. 3,206,842 81,935
Victory Pioneer International Equity Fund, Class R6 .............................. 1,145,491 42,555
Victory Pioneer Multi Asset Income Fund, Class R6 .............................. 9,340,953 129,279
Victory Pioneer Multi Asset Ultrashort Income Fund, Class R6 ...................... 2,984,389 28,740
Victory Pioneer Securitized Income Fund, Class Y ............................... 1,176,498 11,118
Victory Pioneer Short Term Income Fund, Class R6 .............................. 476,752 4,191
Victory Pioneer Strategic Income Fund, Class R6 ................................ 43,643 427
Total Affiliated Mutual Funds (Cost $343,657)
a
a
a
433,755
Total Investments (Cost $343,657) — 99.8% 433,755
Other assets in excess of liabilities —  0.2% 946
NET ASSETS - 100.00% $ 434,701
Affiliated Holdings
(Amounts in thousands, except Shares)
Fair Value
7/31/2025
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gains
(Losses)
Net Change in
Unrealized
Appreciation/
Depreciation
Fair Value
4/30/2026 Shares
Dividend
Income
Capital Gain
Distributions
Victory Pioneer Active Credit
Fund, Class Y .......... $ — $ 11,343 $ — $ — $ (26) $ 11,317 1,347,324 $ 319 $ —
Victory Pioneer Balanced
Fund, Class R6 ......... 17,553 644 (96) 6 3,284 21,391 1,554,583 644 —
Victory Pioneer Bond Fund,
Class R6 ............. 34,908 1,038 (6,473) 126 267 29,866 3,534,476 1,051 —
Victory Pioneer CAT Bond
Fund, Class R6 , Class R6 .. 20,361 8,166 (5,751) (20) (172) 22,584 2,020,034 1,870 —
Victory Pioneer Disciplined
Value Fund, Class R6 .... 2,874 1,172 (32) — * 313 4,327 248,373 201 —
Victory Pioneer Equity Income
Fund, Class R6 ......... 3,088 1,018 — — 224 4,330 164,028 265 —
Victory Pioneer Equity
Premium Income Fund,
Class R6 ............. 24,744 8,046 (1,119) (5) 892 32,558 2,504,489 2,047 —
Victory Pioneer Fund, Class
R6 .................. 3,163 1,205 (49) 3 425 4,747 95,427 307 —
Victory Pioneer Fundamental
Growth Fund, Class R6 ... 1,307 3,203 (282) (16) 178 4,390 129,493 213 —
Victory Pioneer Global Equity
Fund, Class R6 ......... 75,538 13,003 (17,904) 3,324 7,974 81,935 3,206,842 8,590 —
Victory Pioneer International
Equity Fund, Class R6 .... 51,055 2,494 (20,627) 6,015 3,618 42,555 1,145,491 2,494 —
Victory Pioneer Multi Asset
Income Fund, Class R6 ... 121,572 10,325 (11,306) 197 8,491 129,279 9,340,953 6,801 —
Victory Pioneer Multi Asset
Ultrashort Income Fund,
Class R6 ............. 20,188 17,114 (8,436) (20) (106) 28,740 2,984,389 926 —
Victory Pioneer Securitized
Income Fund, Class Y .... 12,759 1,631 (3,071) (2) (199) 11,118 1,176,498 530 —
Victory Pioneer Short Term
Income Fund, Class R6 ... 16,135 302 (12,136) 207 (317) 4,191 476,752 297 —

Victory Portfolios IV
Victory Pioneer Solutions - Balanced Fund

(Unaudited)
Schedule of Portfolio Investments — continued
April 30, 2026
Affiliated Holdings
(Amounts in thousands, except Shares)
Fair Value
7/31/2025
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gains
(Losses)
Net Change in
Unrealized
Appreciation/
Depreciation
Fair Value
4/30/2026 Shares
Dividend
Income
Capital Gain
Distributions
Victory Pioneer Strategic
Income Fund, Class R6 ... $ 591 $ 19 $ (190) $ 7 $ — * $ 427 43,643 $ 19 $ —
$ 405,836 $ 80,723 $ (87,472) $ 9,822 $ 24,846 $ 433,755 29,972,795 $ 26,574 $ —
* Rounds to less than $1 thousand.